Prospectus

GOLDMAN SACHS TARGET DATE PORTFOLIOS

December 28, 2018

⬛	Goldman Sachs Target Date 2020 Portfolio

∎	Class A Shares: GTAHX
∎	Institutional Shares: GTIHX
∎	Service Shares: GTVHX
∎	Investor Shares: GTMHX
∎	Class R Shares: GTRHX
∎	Class R6 Shares: GTZHX

⬛	Goldman Sachs Target Date 2025 Portfolio

∎	Class A Shares: GTADX
∎	Institutional Shares: GTIFX
∎	Service Shares: GTVFX
∎	Investor Shares: GTMFX
∎	Class R Shares: GTRDX
∎	Class R6 Shares: GTZFX

⬛	Goldman Sachs Target Date 2030 Portfolio

∎	Class A Shares: GTAJX
∎	Institutional Shares: GTIJX
∎	Service Shares: GTVJX
∎	Investor Shares: GTMJX
∎	Class R Shares: GTRJX
∎	Class R6 Shares: GTZJX

⬛	Goldman Sachs Target Date 2035 Portfolio

∎	Class A Shares: GTALX
∎	Institutional Shares: GTIOX
∎	Service Shares: GTVOX
∎	Investor Shares: GTMPX
∎	Class R Shares: GTROX
∎	Class R6 Shares: GTZLX

⬛	Goldman Sachs Target Date 2040 Portfolio

∎	Class A Shares: GTAMX
∎	Institutional Shares: GTIMX
∎	Service Shares: GTVMX
∎	Investor Shares: GTMMX
∎	Class R Shares: GTRMX
∎	Class R6 Shares: GTZMX

⬛	Goldman Sachs Target Date 2045 Portfolio

∎	Class A Shares: GTAQX
∎	Institutional Shares: GTIQX
∎	Service Shares: GTVEX
∎	Investor Shares: GTMQX
∎	Class R Shares: GTREX
∎	Class R6 Shares: GTZQX

⬛	Goldman Sachs Target Date 2050 Portfolio

∎	Class A Shares: GTASX
∎	Institutional Shares: GTIPX
∎	Service Shares: GTVSX
∎	Investor Shares: GTMAX
∎	Class R Shares: GTRSX
∎	Class R6 Shares: GTZSX

⬛	Goldman Sachs Target Date 2055 Portfolio

∎	Class A Shares: GTANX
∎	Institutional Shares: GTIWX
∎	Service Shares: GTVIX
∎	Investor Shares: GTMWX
∎	Class R Shares: GTRZX
∎	Class R6 Shares: GTZWX

⬛	Goldman Sachs Target Date 2060 Portfolio

∎	Class A Shares: GTBAX
∎	Institutional Shares: GTBCX
∎	Service Shares: GTBSX
∎	Investor Shares: GTBIX
∎	Class R Shares: GTBRX
∎	Class R6 Shares: GTBBX

THE SECURITIES AND EXCHANGE COMMISSION AND COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN THE PORTFOLIO.

Goldman Sachs Target Date 2020 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2020 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.73%		0.59%		0.84%	0.73%		0.73%		0.58%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.73%		0.59%		0.59%	0.73%		0.73%		0.58%
Acquired (Underlying) Fund Fees and Expenses	0.14%		0.14%		0.14%	0.14%		0.14%		0.14%
Total Annual Portfolio Operating Expenses[2]	1.37%		0.98%		1.48%	1.12%		1.62%		0.97%
Fee Waiver and Expense Limitation[3]	(0.69)%		(0.69)%		(0.69)%	(0.69)%		(0.69)%		(0.70)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.27%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$896	$1,196	$2,049
Institutional Shares	$30	$243	$474	$1,138
Service Shares	$81	$400	$742	$1,709
Investor Shares	$44	$287	$550	$1,301
Class R Shares	$95	$444	$816	$1,864
Class R6 Shares	$28	$239	$468	$1,126

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 200% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2020 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030+
U.S. Equity	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2020 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and

“prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

Effective August 22, 2016, the Madison Target Retirement 2020 Fund, a series of Madison Funds (the “Predecessor Fund”), was reorganized into the Portfolio. As accounting successor to the Predecessor Fund, the Portfolio has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below for periods prior to August 22, 2016 is that of the Predecessor Fund. The returns presented for the Portfolio for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS R6)

The total return for Class R6 Shares for the 9-month period ended September 30, 2018 was 0.64%. Best Quarter Q2 ‘09 +15.29% Worst Quarter Q4 ‘08 –19.67%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	1.92%	N/A	N/A	2.01%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	N/A	N/A	4.39%
Institutional (Inception 8/22/16)
Returns Before Taxes	8.44%	N/A	N/A	2.99%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	N/A	N/A	4.39%
Service (Inception 8/22/16)
Returns Before Taxes	7.83%	N/A	N/A	2.48%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	N/A	N/A	4.39%
Investor (Inception 8/22/16)
Returns Before Taxes	8.30%	N/A	N/A	2.84%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	N/A	N/A	4.39%
Class R (Inception 8/22/16)
Returns Before Taxes	7.70%	N/A	N/A	2.33%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	N/A	N/A	4.39%
Class R6 (Inception 10/1/07)
Returns Before Taxes	8.44%	6.30%	3.31%	3.01%
Returns After Taxes on Distributions	5.43%	5.35%	2.85%	2.56%
Returns After Taxes on Distributions and Sale of Portfolio Shares	5.78%	4.67%	2.48%	2.24%
S&P Target Date To 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.16%	6.70%	4.72%	4.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2025 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2025 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	2.06%		1.92%		2.17%	2.06%		2.06%		1.91%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	2.06%		1.92%		1.92%	2.06%		2.06%		1.91%
Acquired (Underlying) Fund Fees and Expenses	0.16%		0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Portfolio Operating Expenses[2]	2.72%		2.33%		2.83%	2.47%		2.97%		2.32%
Fee Waiver and Expense Limitation[3]	(2.05)%		(2.05)%		(2.05)%	(2.05)%		(2.05)%		(2.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.67%		0.28%		0.78%	0.42%		0.92%		0.26%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$615	$1,163	$1,737	$3,291
Institutional Shares	$29	$530	$1,058	$2,507
Service Shares	$80	$682	$1,312	$3,008
Investor Shares	$43	$573	$1,130	$2,650
Class R Shares	$94	$725	$1,381	$3,144
Class R6 Shares	$27	$526	$1,052	$2,496

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 177% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2025 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035+
U.S. Equity	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2025 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2018 was 1.87%. Best Quarter Q1 ‘17 +3.33% Worst Quarter Q2 ‘17 +2.34%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	4.87%	3.42%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%
Institutional (Inception 8/22/16)
Returns Before Taxes	11.41%	8.18%
Returns After Taxes on Distributions	10.18%	7.09%
Returns After Taxes on Distributions and Sale of Portfolio Shares	6.64%	5.85%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%
Service (Inception 8/22/16)
Returns Before Taxes	10.89%	7.67%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%
Investor (Inception 8/22/16)
Returns Before Taxes	11.29%	8.05%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%
Class R (Inception 8/22/16)
Returns Before Taxes	10.74%	7.52%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%
Class R6 (Inception 8/22/16)
Returns Before Taxes	11.44%	8.20%
S&P Target Date To 2025 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.94%	9.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2030 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2030 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.53%		0.39%		0.64%	0.53%		0.53%		0.38%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.53%		0.39%		0.39%	0.53%		0.53%		0.38%
Acquired (Underlying) Fund Fees and Expenses	0.18%		0.18%		0.18%	0.18%		0.18%		0.18%
Total Annual Portfolio Operating Expenses[2]	1.21%		0.82%		1.32%	0.96%		1.46%		0.81%
Fee Waiver and Expense Limitation[3]	(0.53)%		(0.53)%		(0.53)%	(0.53)%		(0.53)%		(0.54)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.68%		0.29%		0.79%	0.43%		0.93%		0.27%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$616	$863	$1,130	$1,891
Institutional Shares	$30	$209	$403	$964
Service Shares	$81	$366	$673	$1,544
Investor Shares	$44	$253	$479	$1,130
Class R Shares	$95	$410	$747	$1,701
Class R6 Shares	$28	$204	$396	$951

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 156% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2030 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range. Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	15	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040+
U.S. Equity	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2030 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

Effective August 22, 2016, the Madison Target Retirement 2030 Fund, a series of Madison Funds (the “Predecessor Fund”), was reorganized into the Portfolio. As accounting successor to the Predecessor Fund, the Portfolio has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below for periods prior to August 22, 2016 is that of the Predecessor Fund. The returns presented for the Portfolio for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS R6)

The total return for Class R6 Shares for the 9-month period ended September 30, 2018 was 2.75%. Best Quarter Q2 ‘09 +16.77% Worst Quarter Q4 ‘08 –21.65%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	6.68%	N/A	N/A	2.84%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	N/A	N/A	4.66%
Institutional (Inception 8/22/16)
Returns Before Taxes	13.49%	N/A	N/A	3.84%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	N/A	N/A	4.66%
Service (Inception 8/22/16)
Returns Before Taxes	12.89%	N/A	N/A	3.33%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	N/A	N/A	4.66%
Investor (Inception 8/22/16)
Returns Before Taxes	13.25%	N/A	N/A	3.68%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	N/A	N/A	4.66%
Class R (Inception 8/22/16)
Returns Before Taxes	12.65%	N/A	N/A	3.16%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	N/A	N/A	4.66%
Class R6 (Inception 10/1/07)
Returns Before Taxes	13.38%	8.75%	4.21%	3.85%
Returns After Taxes on Distributions	9.48%	7.67%	3.69%	3.35%
Returns After Taxes on Distributions and Sale of Portfolio Shares	9.47%	6.68%	3.23%	2.94%
S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.76%	8.44%	5.14%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers: Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2035 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2035 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	1.93%		1.79%		2.04%	1.93%		1.93%		1.78%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.93%		1.79%		1.79%	1.93%		1.93%		1.78%
Acquired (Underlying) Fund Fees and Expenses	0.19%		0.19%		0.19%	0.19%		0.19%		0.19%
Total Annual Portfolio Operating Expenses[2]	2.62%		2.23%		2.73%	2.37%		2.87%		2.22%
Fee Waiver and Expense Limitation[3]	(1.95)%		(1.95)%		(1.95)%	(1.95)%		(1.95)%		(1.96)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.67%		0.28%		0.78%	0.42%		0.92%		0.26%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$615	$1,144	$1,698	$3,204
Institutional Shares	$29	$509	$1,016	$2,411
Service Shares	$80	$662	$1,270	$2,917
Investor Shares	$43	$552	$1,088	$2,556
Class R Shares	$94	$704	$1,341	$3,054
Class R6 Shares	$27	$505	$1,010	$2,400

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 139% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2035 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	20	15	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040	2045+
U.S. Equity	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2035 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2018 was 3.08%. Best Quarter Q1 ‘17 +4.11% Worst Quarter Q2 ‘17 +2.79%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	7.67%	5.91%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%
Institutional (Inception 8/22/16)
Returns Before Taxes	14.35%	10.79%
Returns After Taxes on Distributions	6.57%	4.94%
Returns After Taxes on Distributions and Sale of Portfolio Shares	4.56%	4.19%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%
Service (Inception 8/22/16)
Returns Before Taxes	13.83%	10.28%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%
Investor (Inception 8/22/16)
Returns Before Taxes	14.13%	10.59%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%
Class R (Inception 8/22/16)
Returns Before Taxes	13.67%	10.12%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%
Class R6 (Inception 8/22/16)
Returns Before Taxes	14.38%	10.82%
S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.09%	12.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2040 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2040 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	0.70%		0.56%		0.81%	0.70%		0.70%		0.55%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.70%		0.56%		0.56%	0.70%		0.70%		0.55%
Acquired (Underlying) Fund Fees and Expenses	0.19%		0.19%		0.19%	0.19%		0.19%		0.19%
Total Annual Portfolio Operating Expenses[2]	1.39%		1.00%		1.50%	1.14%		1.64%		0.99%
Fee Waiver and Expense Limitation[3]	(0.73)%		(0.73)%		(0.73)%	(0.73)%		(0.73)%		(0.74)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.66%		0.27%		0.77%	0.41%		0.91%		0.25%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$614	$898	$1,203	$2,067
Institutional Shares	$28	$246	$481	$1,158
Service Shares	$79	$402	$749	$1,728
Investor Shares	$42	$290	$557	$1,321
Class R Shares	$93	$446	$823	$1,882
Class R6 Shares	$26	$241	$475	$1,146

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 143% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2040 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	25	20	15	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040	2045	2050+
U.S. Equity	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2040 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

Effective August 22, 2016, the Madison Target Retirement 2040 Fund, a series of Madison Funds (the “Predecessor Fund”), was reorganized into the Portfolio. As accounting successor to the Predecessor Fund, the Portfolio has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below for periods prior to August 22, 2016 is that of the Predecessor Fund. The returns presented for the Portfolio for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS R6)

The total return for Class R6 Shares for the 9-month period ended September 30, 2018 was 3.46%. Best Quarter Q2 ‘09 +18.13% Worst Quarter Q4 ‘08 –23.55%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	8.59%	N/A	N/A	2.85%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	N/A	N/A	4.94%
Institutional (Inception 8/22/16)
Returns Before Taxes	15.44%	N/A	N/A	3.84%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	N/A	N/A	4.94%
Service (Inception 8/22/16)
Returns Before Taxes	14.85%	N/A	N/A	3.32%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	N/A	N/A	4.94%
Investor (Inception 8/22/16)
Returns Before Taxes	15.18%	N/A	N/A	3.68%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	N/A	N/A	4.94%
Class R (Inception 8/22/16)
Returns Before Taxes	14.62%	N/A	N/A	3.16%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	N/A	N/A	4.94%
Class R6 (Inception 10/1/07)
Returns Before Taxes	15.44%	9.92%	4.26%	3.86%
Returns After Taxes on Distributions	11.03%	8.66%	3.66%	3.27%
Returns After Taxes on Distributions and Sale of Portfolio Shares	11.02%	7.61%	3.25%	2.93%
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.72%	9.81%	5.51%	4.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2045 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2045 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	1.93%		1.79%		2.04%	1.93%		1.93%		1.78%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.93%		1.79%		1.79%	1.93%		1.93%		1.78%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	2.63%		2.24%		2.74%	2.38%		2.88%		2.23%
Fee Waiver and Expense Limitation[3]	(1.98)%		(1.98)%		(1.98)%	(1.98)%		(1.98)%		(1.99)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.65%		0.26%		0.76%	0.40%		0.90%		0.24%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$613	$1,144	$1,700	$3,211
Institutional Shares	$27	$509	$1,018	$2,420
Service Shares	$78	$662	$1,273	$2,925
Investor Shares	$41	$552	$1,090	$2,564
Class R Shares	$92	$704	$1,343	$3,062
Class R6 Shares	$25	$505	$1,012	$2,408

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 145% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2045 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	30	25	20	15	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040	2045	2050	2055+
U.S. Equity	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2045 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2018 was 3.64%. Best Quarter Q1 ‘17 +4.59% Worst Quarter Q2 ‘17 +3.15%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	9.62%	7.77%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%
Institutional (Inception 8/22/16)
Returns Before Taxes	16.38%	12.75%
Returns After Taxes on Distributions	8.26%	6.63%
Returns After Taxes on Distributions and Sale of Portfolio Shares	5.68%	5.55%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%
Service (Inception 8/22/16)
Returns Before Taxes	15.76%	12.16%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%
Investor (Inception 8/22/16)
Returns Before Taxes	16.15%	12.54%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%
Class R (Inception 8/22/16)
Returns Before Taxes	15.64%	12.04%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%
Class R6 (Inception 8/22/16)
Returns Before Taxes	16.31%	12.70%
S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.46%	14.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2050 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2050 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	1.00%		0.86%		1.11%	1.00%		1.00%		0.85%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.00%		0.86%		0.86%	1.00%		1.00%		0.85%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	1.70%		1.31%		1.81%	1.45%		1.95%		1.30%
Fee Waiver and Expense Limitation[3]	(1.04)%		(1.04)%		(1.04)%	(1.04)%		(1.04)%		(1.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.66%		0.27%		0.77%	0.41%		0.91%		0.25%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$614	$960	$1,330	$2,366
Institutional Shares	$28	$312	$618	$1,488
Service Shares	$79	$468	$883	$2,041
Investor Shares	$42	$356	$693	$1,646
Class R Shares	$93	$511	$956	$2,191
Class R6 Shares	$26	$308	$612	$1,475

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 155% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2050 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	35	30	25	20	15	10	5	0	–5	–10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040	2045	2050	2055	2060+
U.S. Equity	49.5%	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2050 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

Effective August 22, 2016, the Madison Target Retirement 2050 Fund, a series of Madison Funds (the “Predecessor Fund”), was reorganized into the Portfolio. As accounting successor to the Predecessor Fund, the Portfolio has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below for periods prior to August 22, 2016 is that of the Predecessor Fund. The returns presented for the Portfolio for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses from those of the Predecessor Fund and would, therefore, have had different performance results. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (CLASS R6)

The total return for Class R6 Shares for the 9-month period ended September 30, 2018 was 3.96%. Best Quarter Q1 ‘12 +8.01% Worst Quarter Q3 ‘15 –6.47%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	5 Years	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	10.48%	N/A	8.09%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	N/A	9.11%
Institutional (Inception 8/22/16)
Returns Before Taxes	17.43%	N/A	9.41%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	N/A	9.11%
Service (Inception 8/22/16)
Returns Before Taxes	16.82%	N/A	8.86%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	N/A	9.11%
Investor (Inception 8/22/16)
Returns Before Taxes	17.31%	N/A	9.25%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	N/A	9.11%
Class R (Inception 8/22/16)
Returns Before Taxes	16.66%	N/A	8.70%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	N/A	9.11%
Class R6 (Inception 1/3/11)
Returns Before Taxes	17.44%	11.11%	9.42%
Returns After Taxes on Distributions	14.73%	10.21%	8.78%
Returns After Taxes on Distributions and Sale of Portfolio Shares	11.06%	8.63%	7.43%
S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.06%	10.68%	9.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2055 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2055 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	1.93%		1.79%		2.04%	1.93%		1.93%		1.78%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.93%		1.79%		1.79%	1.93%		1.93%		1.78%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	2.63%		2.24%		2.74%	2.38%		2.88%		2.23%
Fee Waiver and Expense Limitation[3]	(1.98)%		(1.98)%		(1.98)%	(1.98)%		(1.98)%		(1.99)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.65%		0.26%		0.76%	0.40%		0.90%		0.24%

[1]	The Portfolio’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$613	$1,144	$1,700	$3,211
Institutional Shares	$27	$509	$1,018	$2,420
Service Shares	$78	$662	$1,273	$2,925
Investor Shares	$41	$552	$1,090	$2,564
Class R Shares	$92	$704	$1,343	$3,062
Class R6 Shares	$25	$505	$1,012	$2,408

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 177% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2055 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	40	35	30	25	20	15	10	5	0	-5	-10
CALENDAR YEAR	2015	2020	2025	2030	2035	2040	2045	2050	2055	2060	2065+
U.S. Equity	49.5%	49.5%	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	7.3%	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	0.5%	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2055 Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s

NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Prior to November 30, 2018, the Portfolio was sub-advised by Madison Asset Management, LLC and certain of its strategies differed. Performance information set forth below prior to November 30, 2018 reflects the Portfolio’s former strategies as managed by Madison Asset Management, LLC. Past performance of the Portfolio, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2018 was 4.27%. Best Quarter Q1 ‘17 +5.05% Worst Quarter Q2 ‘17 +3.49%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	Since Inception
Class A (Inception 8/22/16)
Returns Before Taxes	11.34%	9.60%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%
Institutional (Inception 8/22/16)
Returns Before Taxes	18.37%	14.69%
Returns After Taxes on Distributions	9.84%	8.33%
Returns After Taxes on Distributions and Sale of Portfolio Shares	6.71%	6.92%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%
Service (Inception 8/22/16)
Returns Before Taxes	17.75%	14.10%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%
Investor (Inception 8/22/16)
Returns Before Taxes	18.25%	14.56%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%
Class R (Inception 8/22/16)
Returns Before Taxes	17.64%	13.98%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%
Class R6 (Inception 8/22/16)
Returns Before Taxes	18.30%	14.64%
S&P Target Date To 2055 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.48%	15.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Goldman Sachs Target Date 2060 Portfolio—Summary

Investment Objective

The Goldman Sachs Target Date 2060 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 90 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 172 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-135 of the Portfolio’s Statement of Additional Information (“SAI”).

	Class A		Institutional		Service	Investor		Class R		Class R6
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None		None	None		None		None

	Class A		Institutional		Service	Investor		Class R		Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%		0.25%		0.25%	0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		None		0.25%	None		0.50%		None
Other Expenses[1]	9.23%		9.09%		9.34%	9.23%		9.23%		9.08%
Shareholder Administration Fees	Non	e	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	9.23%		9.09%		9.09%	9.23%		9.23%		9.08%
Acquired (Underlying) Fund Fees and Expenses	0.20%		0.20%		0.20%	0.20%		0.20%		0.20%
Total Annual Portfolio Operating Expenses[2]	9.93%		9.54%		10.04%	9.68%		10.18%		9.53%
Fee Waiver and Expense Limitation[3]	(9.28)%		(9.28)%		(9.28)%	(9.28)%		(9.28)%		(9.29)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation[2]	0.65%		0.26%		0.76%	0.40%		0.90%		0.24%

[1]	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Portfolio’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$613	$2,476
Institutional Shares	$27	$1,935
Service Shares	$78	$2,067
Investor Shares	$41	$1,972
Class R Shares	$92	$2,103
Class R6 Shares	$25	$1,932

Portfolio Turnover

The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the period since the commencement of operations on April 30, 2018 through the period ended August 31, 2018 was 56% of the average value of its portfolio.

Principal Strategy

The Portfolio employs an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately 2060 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, the Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range.

Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	40+	35	30	25	20	15	10	5	0	–5	–10
CALENDAR YEAR	2020	2025	2030	2035	2040	2045	2050	2055	2060	2065	2070+
U.S. Equity	49.5%	49.5%	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	7.3%	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	0.5%	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of the Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, the Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. The Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2060+ Index (the “Index”).

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Derivatives Risk.  The Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by certain Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio, that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s

NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

As the Portfolio has not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Portfolio. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the phone number on the back of the Prospectus.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Raymond Chan, CFA, Managing Director, has managed the Portfolio since 2018 and Christopher Lvoff, CFA, Managing Director, has managed the Portfolio since 2018.

Buying and Selling Portfolio Shares

The minimum initial investment for Class A Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or institutional investors or certain wrap account sponsors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R and Class R6 Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Portfolio’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R or Class R6 shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

Tax Information

For important tax information, please see “Tax Information” on page 68 of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 68 of the Prospectus.

Target Date Portfolios – Additional Summary Information

Tax Information

The Portfolios’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments made through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Portfolio through an Intermediary, the Portfolio and/or its related companies may pay the Intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend a Portfolio over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVES

Each Portfolio seeks to provide capital appreciation and current income consistent with its current asset allocation. Each Portfolio’s investment objective may be changed without shareholder approval upon 60 days’ notice.

PRINCIPAL INVESTMENT STRATEGIES

All Portfolios

The Portfolios employ an asset allocation strategy designed for investors who plan to retire and withdraw their investment from the Portfolio beginning in approximately the Target Date year for such Portfolio. Each Portfolio is managed for an investor planning to retire at the age of 65 on or around that Portfolio’s Target Date.

Each Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“ETFs”) for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, each Portfolio will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time the asset allocation will generally become more conservative through the reduction of allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation, as illustrated in the graph below.

The Investment Adviser evaluates and develops global macro investment views across a broad range of asset classes, regions and sectors to establish the strategic asset allocation. The Investment Adviser will seek to incorporate macroeconomic data and valuation analysis to assess market dislocations that may produce alpha opportunities or manage risk. In order to adapt to changing market conditions, the Investment Adviser has established a dynamic asset allocation process that allows the flexibility to increase or decrease asset class exposures relative to the glide path based on macro and market views and managed within a set tactical allocation range. Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the asset classes.

YEARS TO TARGET DATE	40+	35	30	25	20	15	10	5	0	–5	–10
U.S. Equity	49.5%	49.5%	49.5%	49.5%	41.4%	35.0%	30.1%	25.8%	20.5%	20.5%	20.5%
Non-U.S. Developed Equity	32.0%	32.0%	32.0%	32.0%	26.8%	22.6%	19.5%	16.7%	13.2%	13.2%	13.2%
Emerging Markets Equity	10.5%	10.5%	10.5%	10.5%	8.8%	7.4%	6.4%	5.5%	4.3%	4.3%	4.3%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	77.0%	65.0%	56.0%	48.0%	38.0%	38.0%	38.0%

Investment Grade Fixed Income	7.3%	7.3%	7.3%	7.3%	21.0%	32.0%	40.2%	47.5%	56.7%	56.7%	56.7%
Non-Investment Grade Fixed Income	0.5%	0.5%	0.5%	0.5%	1.5%	2.3%	2.9%	3.4%	4.0%	4.0%	4.0%
Emerging Markets Debt (Local)	0.2%	0.2%	0.2%	0.2%	0.5%	0.7%	0.9%	1.1%	1.3%	1.3%	1.3%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	23.0%	35.0%	44.0%	52.0%	62.0%	62.0%	62.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%	50%-80%	40%-70%	35%-65%	25%-55%	20%-50%	20%-50%
US Equity	35%-65%	35%-65%	35%-65%	35%-65%	25%-55%	20%-50%	15%-45%	10%-40%	10%-30%	10%-30%	10%-30%
Non-US Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%	10%-40%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%	20%-50%	30%-60%	35%-65%	45%-75%	50%-80%	50%-80%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding.

The percentage of each Portfolio exposed to any asset class or geographic region will vary from time to time based on the Investment Adviser’s macro and market views. At times, a Portfolio may be heavily invested in certain asset classes or geographic regions, depending on the asset allocation strategy. Unless otherwise stated herein, a Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. Each Portfolio may also invest in derivatives (including (i) futures contracts, including futures based on equity or fixed income indices and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards and non-deliverable forwards) to gain exposure to securities in which the Underlying Funds invest. A Portfolio may invest in derivatives for both hedging and non-hedging purposes. The particular Underlying Funds in which each Portfolio may invest and each Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

The Goldman Sachs Target Date 2020 Portfolio’s benchmark index is the S&P Target Date To 2020 Index.

The Goldman Sachs Target Date 2025 Portfolio’s benchmark index is the S&P Target Date To 2025 Index.

The Goldman Sachs Target Date 2030 Portfolio’s benchmark index is the S&P Target Date To 2030 Index.

The Goldman Sachs Target Date 2035 Portfolio’s benchmark index is the S&P Target Date To 2035 Index.

The Goldman Sachs Target Date 2040 Portfolio’s benchmark index is the S&P Target Date To 2040 Index.

The Goldman Sachs Target Date 2045 Portfolio’s benchmark index is the S&P Target Date To 2045 Index.

The Goldman Sachs Target Date 2050 Portfolio’s benchmark index is the S&P Target Date To 2050 Index.

The Goldman Sachs Target Date 2055 Portfolio’s benchmark index is the S&P Target Date To 2055 Index.

The Goldman Sachs Target Date 2060 Portfolio’s benchmark index is the S&P Target Date To 2060+ Index.

INVESTMENT MANAGEMENT APPROACH

The S&P Target Date Index Series comprises twelve multi-asset class indices, each corresponding to a particular target retirement date, e.g., 2020, 2025, 2030, etc. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family. The index series reflects the market consensus for asset allocations for different target date horizons.

The S&P Target Date “To” Series is meant to capture the asset allocation glide paths of representative “To” target date series.

For each Portfolio, the corresponding reporting benchmark aligns to the same S&P Target Date To Index of a given vintage year.

References in the Prospectus to a Portfolio’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Portfolio is managed.

Management Process

The Investment Adviser and each Portfolio have received an exemptive order from the SEC. Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolios’ Board of Trustees, to oversee any sub-adviser and recommend its hiring, termination and replacement, although the Investment Adviser does not presently intend to hire a sub-adviser. The initial shareholder of each Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

ADDITIONAL FEES AND EXPENSES INFORMATION

“Acquired Fund Fees and Expenses” reflect the expenses (including the management fees) borne by each Portfolio through its ownership of shares in the Underlying Funds.

Differences in the “Expense Limitation” ratios across a Portfolio’s share classes are the result of, among other things, the effect of mathematical rounding on the daily accrual of expense reimbursement, particularly, in respect to share classes with small amounts of assets.

Differences in the “Other Expenses” ratios across a Portfolio’s share classes are the result of, among other things, contractual differences in transfer agency fees and/or the effect of mathematical rounding on the daily accrual of certain expenses, particularly, in respect to share classes with small amounts of assets.

Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. The principal risks of each Portfolio are discussed in the Summary section of the Prospectus. The following section provides additional information on the risks that apply to each Portfolio, which may result in a loss of your investment. An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Investors should carefully consider these risks before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation. A Portfolio should not be relied upon as a complete investment program. There can be no assurance that the Portfolio will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Goldman Sachs Target Date 2020 Portfolio	Goldman Sachs Target Date 2025 Portfolio	Goldman Sachs Target Date 2030 Portfolio	Goldman Sachs Target Date 2035 Portfolio	Goldman Sachs Target Date 2040 Portfolio	Goldman Sachs Target Date 2045 Portfolio	Goldman Sachs Target Date 2050 Portfolio	Goldman Sachs Target Date 2055 Portfolio	Goldman Sachs Target Date 2060 Portfolio

Asset Allocation	✓	✓	✓	✓	✓	✓	✓	✓	✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓

Expenses	✓	✓	✓	✓	✓	✓	✓	✓	✓

Inadequate Retirement Income	✓	✓	✓	✓	✓	✓	✓	✓	✓

Index/Tracking Error	•	•	•	•	•	•	•	•	•

Investing in the Underlying Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investments in Affiliated Underlying Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investments of the Underlying Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	✓	✓	✓	✓	✓	✓	✓	✓	✓

NAV	•	•	•	•	•	•	•	•	•

Portfolio Turnover Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Regulatory (Volcker Rule)		•		•		•		•	•

Temporary Investments	•	•	•	•	•	•	•	•	•

Underlying ETF	✓	✓	✓	✓	✓	✓	✓	✓	✓

⬛	Asset Allocation Risk—A Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.
⬛

Derivatives Risk—A Portfolio’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk and risks arising from margin requirements, which include the risk that the Portfolio will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Derivatives may be used for both hedging and non-hedging purposes.

The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.

A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.

RISKS OF THE PORTFOLIOS

As investment companies registered with the SEC, the Portfolios must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC or SEC-staff approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. For more information about these practices, see Appendix A to the Prospectus.

⬛

Expenses Risk—By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and real estate investment trusts (“REITs”), the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

⬛

Inadequate Retirement Income—An investment in a Portfolio is not guaranteed, and a Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that a Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that a Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

⬛

Index/Tracking Error Risk—To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Portfolio’s assets, including through investment in an Underlying ETF that seeks to track an index, the Portfolio will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that a Portfolio, or any relevant portion of the Portfolio, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on a Portfolio’s ability, or the ability of an Underlying ETF in which the Portfolio invests, to adjust its exposure to the required levels in order for the relevant portion of the Portfolio to track the relevant index. In addition, because that portion of the Portfolio is not “actively” managed, unless a specific security is removed from the relevant index, the Portfolio or an Underlying ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of a Portfolio’s assets, the Portfolio’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

⬛

Investing in the Underlying Funds—The investments of each Portfolio are concentrated in the Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. Each Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of each Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares of both the Portfolios and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of any Portfolio or any Underlying Fund will be achieved.

⬛

Investments in Affiliated Underlying Funds—In managing the Portfolios, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among certain Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by certain Underlying Funds for advisory, transfer agency and/or principal underwriting services provided. The portfolio managers may also be subject to conflicts of interest in allocating a Portfolio’s assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Board of Trustees and officers of the Goldman Sachs Trust II may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. Other funds with similar investment strategies may perform better or worse than the Underlying Funds. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolios to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolios, that investors may regard as a more attractive investment for the Portfolios, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

⬛

Investments of the Underlying Funds—Because the Portfolios invest in the Underlying Funds, the Portfolios’ shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolios allocate to those Underlying Funds. Each Portfolio may invest in Underlying Funds that in turn invest in small-capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Central and South America, Eastern Europe, Africa and the Middle East. Each Portfolio may also invest in Underlying Funds that in turn invest in investment grade fixed income securities, emerging market debt securities, inflation protected securities and non-investment grade fixed income securities (“junk bonds”) (which are considered speculative). In addition, the Underlying Funds may purchase derivative securities including structured notes; enter into forward currency and options on currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by REITs and other issuers in the real estate industry; purchase restricted securities and illiquid investments; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. Certain Portfolios may invest in an Underlying Fund that in turn has exposure to the commodities markets and be subject to greater volatility than investments in traditional securities. A strategy used by the Underlying Funds may fail to produce the intended results. The risks presented by these investment practices are discussed in Appendix A to the Prospectus and in the SAI.

⬛

Large Shareholder Transactions Risk—A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

⬛	Management—A strategy implemented by the Investment Adviser may fail to produce the intended results.
⬛	NAV Risk—The NAV of each Portfolio and the value of your investment will fluctuate.
⬛

Portfolio Turnover Rate Risk—The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolios and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

⬛

Regulatory Risk (Volcker Rule)—Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules issued thereunder (also known as the “Volcker Rule”) prohibit banking entities, such as The Goldman Sachs Group, Inc. (“Goldman”) and its affiliates, including the Investment Adviser, from engaging in certain trading activities involving their own capital (also known as “proprietary trading”). These prohibitions may include certain restrictions on the extent to which Goldman and/or its affiliates may own shares of a Portfolio. If Goldman or its affiliates own 25% or more of the outstanding shares of a Portfolio longer than three years from the Portfolio’s launch date, the Portfolio may be subject to these proprietary trading restrictions, which include restrictions on the ability to purchase and sell securities on a short term basis. As of the date of the Prospectus, Goldman and/or its affiliates own more than 25% of the outstanding shares of the Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2055 Portfolio and Goldman Sachs Target Date 2060 Portfolio. Reducing the seed capital in a Portfolio to address these trading restrictions may prevent the Portfolio from pursuing its investment objective, may restrict the Portfolio’s activities and may prevent the Portfolio from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Portfolio’s performance. In addition, if Goldman or its affiliates reduce their interest in a Portfolio, the Portfolio may be subject to transaction costs, losses and adverse tax consequences and may be forced to liquidate prematurely, among other things.

⬛

Temporary Investments—Although the Portfolios normally seek to primarily invest in the Underlying Funds, a Portfolio may invest its assets in money market instruments to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Portfolio may invest without limitation in money market instruments. When a Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

⬛

Underlying ETF Risk—The Portfolios may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. The use of Underlying ETFs is intended to help a Portfolio match the total

RISKS OF THE PORTFOLIOS

return of the particular market segments or indices represented by those Underlying ETFs, although that may not be the result. Most ETFs are passively managed investment companies whose shares are purchased and sold on a securities exchange. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an Underlying ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an Underlying ETF can fluctuate, and a Portfolio could lose money investing in an Underlying ETF. Moreover, Underlying ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an Underlying ETF will continue to be met or remain unchanged.

More information about the Portfolios’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Risks of the Underlying Funds

⬛

Credit/Default Risk—An issuer or guarantor of fixed income securities or instruments held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of an Underlying Fund’s portfolio securities or instruments may meet the Underlying Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of an Underlying Fund’s holding may impair the Underlying Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

⬛

Derivatives Risk—An Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk and risks arising from margin requirements, which include the risk that an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Derivatives may be used for both hedging and non-hedging purposes.

The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If an investment adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by an Underlying Fund to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to liquidity risk and risks arising from margin requirements. There is also risk of loss if an Underlying Fund is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables.

Certain Underlying Funds may use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of an Underlying Fund’s assets and presents various risks. If the value of the instrument or market in which an Underlying Fund has taken a short position increases, then that Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

As investment companies registered with the SEC, the Underlying Funds must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC or SEC-staff approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. For more information about these practices, see Appendix A.

⬛

Emerging Countries Risk—Investments in securities of issuers located in emerging countries are subject to the risks associated with investments in foreign securities. In addition, the securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investments in securities of issuers located in emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). These risks are not normally associated with investments in more developed countries. For more information about these risks, see Appendix A.

⬛

Extension Risk—An issuer could exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and an Underlying Fund will also suffer from the inability to reinvest in higher yielding securities.

⬛

Foreign Risk—When an Underlying Fund invests in foreign securities, it may be subject to risk of loss with respect to their foreign investments that are not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and

RISKS OF THE UNDERLYING FUNDS

social stability in the countries in which an Underlying Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Underlying Funds will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Fund may have exposure to foreign currencies) to decline in value. Foreign risks will normally be greatest when an Underlying Fund invests in securities of issuers located in emerging countries. For more information about these risks, see Appendix A.
⬛

Geographic Risk—If an Underlying Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Underlying Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

⬛

Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by an Underlying Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

⬛

Investment Style Risk—Different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

⬛

Leverage Risk—Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. When an Underlying Fund uses leverage the sum of the Underlying Fund’s investment exposure may significantly exceed the amount of assets invested in the Underlying Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. An Underlying Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which the Underlying Fund’s investment portfolio may be subject.

⬛

Liquidity Risk—An Underlying Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, an Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an Underlying Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect an Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets overtime, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than an Underlying Fund may attempt to sell fixed income holdings at the same time as an Underlying Fund, which could cause downward pricing pressure and contribute to decreased liquidity.

Because an Underlying Fund may invest in non-investment grade fixed income securities, small- and mid-capitalization stocks, REITs and emerging country issuers, it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Liquidity risk may also refer to the risk that the Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While an Underlying Fund reserves the right to meet redemption requests through in-kind distributions, an Underlying Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect an Underlying Fund’s NAV and dilute remaining investors’ interests.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of an Underlying Fund’s shares. Redemptions by these shareholders of their shares of an Underlying Fund may further increase an Underlying Fund’s liquidity risk and may ultimately impact the Portfolio’s NAV. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker.

⬛

Loan-Related Investments Risk—In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. An Underlying Fund may also hold a larger position in cash and cash items to limit the impact of extended trade settlement periods, which may adversely impact the Underlying Fund’s performance. In addition, substantial increases in interest rates may cause an increase in loan obligation defaults.

Affiliates of the Investment Adviser may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of such affiliates in the loan markets may restrict the Underlying Fund’s ability to acquire certain loans, affect the timing of such acquisition, or affect the price at which the loan is acquired.

With respect to loan participations, an Underlying Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Underlying Fund to the creditworthiness of that lender as well and the ability of the lender to enforce appropriate credit remedies against the borrower. Investors in loans, such as an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

⬛

Market Risk—The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Portfolio’s investments may be over-weighted from time to time in one or more sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition,

RISKS OF THE UNDERLYING FUNDS

governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

⬛

Mid-Cap and Small-Cap Risk—The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of an Underlying Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

⬛

Mortgage-Backed and Other Asset-Backed Securities Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private issuers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

⬛

Non-Investment Grade Investments Risk—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

⬛

Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Underlying Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

⬛

Sector Risk—To the extent an Underlying Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Underlying Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

⬛

Stock Risk—Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.

⬛

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so bylaw. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Service Providers

INVESTMENT ADVISER

Investment Adviser	Portfolio
Goldman Sachs Asset Management, L.P. (“GSAM”)	Goldman Sachs Target Date 2020
200 West Street	Goldman Sachs Target Date 2025
New York, NY 10282	Goldman Sachs Target Date 2030
Goldman Sachs Target Date 2035 Goldman Sachs Target Date 2040 Goldman Sachs Target Date 2045 Goldman Sachs Target Date 2050 Goldman Sachs Target Date 2055 Goldman Sachs Target Date 2060

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. As of September 30, 2018, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.34 trillion.

Pursuant to its Management Agreement with the Portfolios, the Investment Adviser, directly or through a sub-adviser, is responsible for overseeing the Portfolios’ investment program. In overseeing the Portfolios’ investment program, the Investment Adviser may impose investment, risk or other parameters that are more restrictive than those described in the Prospectus.

The Investment Adviser also performs the following additional services for the Portfolios (to the extent not performed by others pursuant to agreements with the Portfolios):

⬛	Supervises non-advisory operations of the Portfolios
⬛	Provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Portfolios
⬛

Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

⬛	Maintains the Portfolios’ records
⬛	Provides office space and necessary office equipment and services

An investment in the Portfolios may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increases these risks. Although the Portfolios attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. Each Portfolio and its shareholders could be negatively impacted as a result.

From time to time, Goldman Sachs or its affiliates may invest “seed” capital in a Portfolio. These investments are generally intended to enable a Portfolio to commence investment operations and achieve sufficient scale. Goldman Sachs and its affiliates may hedge the exposure of the seed capital invested in a Portfolio by, among other things, taking an offsetting position in the benchmark of the Portfolio.

SERVICE PROVIDERS

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Portfolio’s average daily net assets).

Portfolios	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate For the Fiscal Year Ended August 31, 2018*
Goldman Sachs Target Date 2020 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2025 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2030 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2035 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2040 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2045 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2050 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2055 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%
Goldman Sachs Target Date 2060 Portfolio	0.25% 0.23% 0.21%	First $2 Billion Next $3 Billion Over $5 Billion	0.25%**

*	The Actual Rate may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.
**	The Goldman Sachs Target Date 2060 Portfolio commenced operations on April 30, 2018.

The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.19% as an annual percentage of average daily net assets of each Portfolio. The Investment Adviser has also agreed to waive a portion of its management fee for each Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests based on the Portfolio’s investment in such affiliated funds. These arrangements will remain in effect through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waivers described above, the Investment Adviser may waive an additional portion of its management fee from time to time and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, dividends and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of each of Goldman Sachs Target Date 2020 Portfolio’s, Goldman Sachs Target Date 2030 Portfolio’s, Goldman Sachs Target Date 2040 Portfolio’s and Goldman Sachs Target Date 2050 Portfolio’s average daily net assets and 0.014% of each of Goldman Sachs Target Date 2025 Portfolio’s, Goldman Sachs Target Date 2035 Portfolio’s, Goldman Sachs Target Date 2045 Portfolio’s, Goldman Sachs Target Date 2055 Portfolio’s and Goldman Sachs Target Date 2060 Portfolio’s average daily net assets through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Portfolios is available in the Portfolios’ annual report for the period ended August 31, 2018.

PORTFOLIO MANAGERS

Portfolio managers Raymond Chan, CFA and Christopher Lvoff, CFA have day-to-day management responsibility of the Portfolios.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Raymond Chan, CFA Managing Director

Portfolio Manager—

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

		Since 2018 2018 2018 2018 2018 2018 2018 2018 2018	Mr. Chan is a portfolio manager within the Global Portfolio Solutions (“GPS”) Group in GSAM. He serves on the GPS Investing Core (“IC”). He joined the Investment Adviser in 2004.
Christopher Lvoff, CFA Managing Director

Portfolio Manager—

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

		Since 2018 2018 2018 2018 2018 2018 2018 2018 2018	Mr. Lvoff is a portfolio manager within the GPS Group in GSAM. He joined the Investment Adviser in 2007.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Portfolio’s shares. Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606, also serves as the Portfolios’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.04% of average daily net assets with respect to the Institutional and Service Shares, 0.18% of average daily net assets with respect to Class A, Investor and Class R Shares and 0.03% of average daily net assets with respect to Class R6 Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 28, 2019, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Portfolios. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own accounts.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Portfolio or limit a Portfolio’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a

SERVICE PROVIDERS

substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Portfolios may directly and indirectly invest. Thus, it is likely that the Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Portfolios. Although these fees are generally based on asset levels, the fees are not directly contingent on Portfolio performance, and Goldman Sachs would still receive significant compensation from the Portfolios even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Portfolios and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Portfolios. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolios. The results of a Portfolio’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs, and it is possible that a Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolios may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser takes a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Portfolios. Transactions by one or more Goldman Sachs-advised clients or the Investment Advisers may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolios. A Portfolio’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Portfolios, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolios or who engage in transactions with or for the Portfolios. For more information about conflicts of interest, see the SAI.

Distributions

Each Portfolio pays distributions from its investment income and from net realized capital gains. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same class of the same Portfolio
⬛	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing, or via telephone, in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time before the record date for a particular distribution. If you do not indicate any choice, your distributions will be reinvested automatically in the Portfolio. Distributions from net investment income and from net capital gains, if any, are normally declared and paid annually. In addition a Portfolio may occasionally make a distribution at a time when it is not normally made. If cash distributions are elected with respect to each Portfolio’s annual distributions from net investment income, then cash distributions must also be elected with respect to the net short-term capital gains component, if any, of the Portfolio’s annual distributions.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

From time to time, a portion of a Portfolio’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of the Portfolio’s net investment income for the period calculated in accordance with generally accepted accounting principles (GAAP).

When you purchase shares of a Portfolio, part of the NAV per share may be represented by undistributed income and/or realized gains that have previously been earned by the Portfolio. Therefore, subsequent distributions on such shares from such income and/or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Portfolios’ shares.

HOW TO BUY SHARES

Shares Offering

Shares of the Portfolios are continuously offered through the Distributor. The Portfolios and the Distributor will have the sole right to accept orders to purchase shares and reserve the right to reject any purchase order in whole or in part.

How Can I Purchase Shares Of The Portfolios?

You may purchase shares of the Portfolios through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Certain Intermediaries have been authorized by Goldman Sachs Trust II (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Portfolios for their customers (“Authorized Institutions”), and if approved by the Portfolios, may designate other financial intermediaries to accept such orders. You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Portfolios (i.e., an Authorized Institution). In order to make an initial investment in a Portfolio you must furnish to your Intermediary the information in the account application.

The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. You should contact your Intermediary to discuss which share class option is right for you.

Note: Intermediaries may receive different compensation for selling different share classes.

To open an account, contact your Intermediary. Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

A Portfolio will be deemed to have received an order for purchase, redemption or exchange of Portfolio shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Portfolio’s current NAV per share (adjusted for any applicable sales charge) next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). For shareholders that place trades directly with a Portfolio’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Portfolios may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

For purchases by check, the Portfolios will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents; e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, a Portfolio may accept cashier’s checks or official bank checks.

Investor and Class R Shares are not sold directly to the public. Instead, Investor and Class R Shares generally are available only to Section 401(k), 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts) or SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”). Investor Shares may also be sold to accounts established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with Goldman Sachs to offer such shares through such programs (“Eligible Fee-Based Program”). Investor and Class R Shares are not available to traditional and Roth Individual Retirement Accounts (“IRAs”), SEPs and SARSEPs; except that Investor Shares are available to such accounts or plans to the extent they are purchased through an Eligible Fee-Based Program. Employee Benefit Plans and Eligible Fee-Based Programs must purchase Investor or Class R Shares through an Intermediary using a plan level or omnibus account.

Employee Benefit Plans generally may open an account and purchase Investor and/or Class R Shares through Intermediaries, financial planners, Employee Benefit Plan administrators and other financial intermediaries. Investor and/or Class R Shares may not be available through certain Intermediaries.

Class R6 Shares are generally available to the following investors who purchase shares of the Portfolios through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.

⬛	Investors who purchase Class R6 Shares through an Eligible Fee-Based Program;
⬛	Employee Benefit Plans;
⬛	Registered investment companies or bank collective trusts investing directly with the Transfer Agent;
⬛	Institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities, investing at least $5,000,000 directly with the Transfer Agent; and
⬛	Other investors at the discretion of the Trust’s officers.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware or The Ayco Company, L.P.

What Is My Minimum Investment In The Portfolios?

For each of your accounts investing in Class A Shares, the following investment minimums must be met:

	Initial	Additional*
Regular Accounts	$1,000	$50
Employee Benefit Plans	No Minimum	No Minimum
Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50
Individual Retirement Accounts and Coverdell ESAS	$250	$50
Automatic Investment Plan Accounts	$250	$50

*

No minimum additional investment requirements are imposed with respect to investors trading through Intermediaries who aggregate shares in omnibus or similar accounts (e.g., employee benefit plan accounts, wrap program accounts or traditional brokerage house accounts).

For Institutional Shares, the minimum initial investment is $1,000,000 for individual or Institutional Investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Intermediary purchases Institutional Shares through an omnibus account. For this purpose, “Institutional Investors” shall include “wrap” account sponsors (provided they have an agreement covering the arrangement with the Distributor); corporations; qualified non-profit organizations, charitable trusts, foundations and endowments; any state, county or city, or any instrumentality, department, authority or agency thereof; and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients.

No minimum amount is required for initial purchases in Investor, Class R and Class R6 (except as provided below) Shares or additional investments in Institutional, Investor, Class R or Class R6 Shares.

For Class R6 Shares, the minimum initial investment is $5,000,000 for institutional investors, including companies, foundations, endowments, municipalities, trusts and other entities who purchase Class R6 Shares directly with the Transfer Agent.

There are no minimum purchase or account (minimum) requirements with respect to Service Shares. An Intermediary may, however, impose a minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance. An Intermediary may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement for Class A and Institutional Shares may be waived for: (i) Goldman Sachs, its affiliates (including the Trust) or their respective Trustees, officers, partners, directors or employees (including retired employees and former partners), as well as certain individuals related to such investors, including spouses or domestic partners, minor children including those of their domestic partners, other family members residing in the same household, and/or financial dependents, provided that all of the above are designated as such with an Intermediary or the Portfolios’ Transfer Agent; (ii) advisory clients of Goldman Sachs Private Wealth Management and accounts for which The Goldman Sachs Trust Company, N.A. acts in a fiduciary capacity (i.e., as agent or trustee); (iii) certain mutual fund “wrap” programs at the discretion of the Trust’s officers; and (iv) other investors at the discretion of the Trust’s officers. No minimum amount is required for additional investments in such accounts.

SHAREHOLDER GUIDE

What Should I Know When I Purchase Shares Through An Intermediary?

If shares of a Portfolio are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by a Portfolio and its Transfer Agent. Since the Portfolios will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. The transfer of shares from an account with one Intermediary to an account with another Intermediary involves special procedures and may require you to obtain historical purchase information about the shares in the account from your Intermediary. If your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Certain Intermediaries may provide the following services in connection with their customers’ investments in Service Shares:

⬛	Personal and account maintenance services
⬛	Provide facilities to answer inquiries and respond to correspondence
⬛	Act as liaison between the Intermediary’s customers and the Trust
⬛	Assist customers in completing application forms, selecting dividend and other options, and similar services
⬛	Shareholder administration services
⬛	Act, directly or through an agent, as the sole shareholder of record
⬛	Maintain account records for customers
⬛	Process orders to purchase, redeem and exchange shares for customers
⬛	Process payments for customers

Intermediaries that invest in shares on behalf of their customers may charge brokerage commissions or other fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Portfolios and other Goldman Sachs Funds, except that the Investment Adviser, Distributor and their affiliates do not make such payments on behalf of Class R6 Shares. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Portfolios. The payments are in addition to the distribution and service fees, service fees and shareholder administration fees and sales charges described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Portfolios and other Goldman Sachs Funds, which may consist of payments relating to the Portfolios’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Portfolios and other Goldman Sachs Funds and/or other specified services intended to assist in the distribution and marketing of the Portfolios and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Portfolios and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Portfolios, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediaries may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Portfolios based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Institutional Shares. In addition to Institutional Shares, each Portfolio also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Institutional Shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may also be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛

Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).

⬛

Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of a Portfolio is evident, or if purchases, sales or exchanges are, or a subsequent redemption might be, of a size that would disrupt the management of a Portfolio.

⬛	Close a Portfolio to new investors from time to time and reopen any such Portfolio whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which shares are offered.
⬛	Modify the sales charge rate applicable to future purchases of shares.

Shares of the Portfolios are only registered for sale in the United States and certain of its territories. Generally, shares of the Portfolios will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

A Portfolio may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Portfolio’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Portfolio) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Portfolios to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information for each investor who opens an account directly with the Portfolios. Applications without the required information may not be accepted by the Portfolios. Throughout the life of your account, the Portfolios may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Portfolios reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity or are unable to obtain all required information. The Portfolios and their agents will not be responsible for any loss or tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is a Portfolio’s next-determined NAV per share (as adjusted for any applicable sales charge) after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is a Portfolio’s next-determined NAV per share (adjusted for any applicable CDSCs)

SHAREHOLDER GUIDE

after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form, with the redemption proceeds reduced by any applicable charges (e.g., CDSCs). Each class generally calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

A Portfolio’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if the Portfolios’ fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate a Portfolio’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined in good faith under valuation procedures established by the Board of Trustees. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. Cases where there is no clear indication of the value of a Portfolio’s investments include, among others, situations where a security or other asset or liability does not have a price source or a price is unavailable.

Equity securities listed on an exchange are generally valued at the last available sale price on the exchange on which they are principally traded. To the extent a Portfolio invests in foreign equity securities, “fair value” prices will be provided by an independent third-party pricing (fair value) service in accordance with the fair value procedures approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value.

Investments in other open-end registered investment companies, such as the Underlying Funds, excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.

In addition, the Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

One effect of using an independent third-party pricing (fair value) service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, it involves the risk that the values used by a Portfolio to price its investments may be different from those used by other investment companies and investors to price the same investments.

Please note the following with respect to the price at which your transactions are processed:

⬛

NAV per share of each share class is generally calculated by the Portfolios’ fund accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. Portfolio shares will generally not be priced on any day the New York Stock Exchange is closed, although Portfolio shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

⬛

On any business day when the SIFMA recommends that the bond markets close early, each Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase and redemption orders received after the Portfolio’s closing time and credit will be given on the next business day.

⬛

The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Consistent with industry practice, investment transactions not settling on the same day are recorded and factored into a Portfolio’s NAV on the business day following trade date (T+1). The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets is stopped at a time other than their regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during this situation, please call the appropriate phone number located on the back cover of the Prospectus.

Foreign securities may trade in their local markets on days a Portfolio is closed. As a result, if a Portfolio holds an Underlying Fund that holds foreign securities, its NAV may be impacted on days when investors may not purchase or redeem Portfolio shares.

Each Portfolio relies on various sources to calculate its NAV. The ability of the Portfolios’ fund accounting agent to calculate the NAV per share of each share class of the Portfolios is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of a Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolios may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which a Portfolio directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Portfolio’s NAV.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?

The offering price of Class A Shares of each Portfolio is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares.  The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Intermediaries for Class A Shares of the Portfolios are as follows:

Amount of Purchase (including sales charge, if any)	Sales Charge as Percentage of Offering Price		Sales Charge as Percentage of Net Amount Invested		Maximum Dealer Allowance as Percentage of Offering Price*
Less than $50,000	5.50%		5.82%		5.00%
$50,000 up to (but less than) $100,000	4.75		4.99		4.00
$100,000 up to (but less than) $250,000	3.75		3.90		3.00
$250,000 up to (but less than) $500,000	2.75		2.83		2.25
$500,000 up to (but less than) $1 million	2.00		2.04		1.75
$1 million or more	0.00	**	0.00	**	0.00	**

*

Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be reallowed to Intermediaries. Intermediaries to whom substantially the entire sales charge is reallowed may be deemed to be “underwriters” under the Securities Act.

**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more.

Different Intermediaries may impose different sales charges. These variations are described in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts.

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed above in the Prospectus due to rounding calculations.

SHAREHOLDER GUIDE

As indicated in the preceding chart, and as discussed further below and in the section titled “How Can The Sales Charge On Class A Shares Be Reduced?” and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, your Intermediary must notify the Portfolios’ Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive these discounts, including:

(i)	Information or records regarding shares of the Portfolios or other Goldman Sachs Funds held in all accounts (e.g., retirement accounts) of the shareholder at all Intermediaries; or

(ii)	Information or records regarding shares of the Portfolios or other Goldman Sachs Funds held at any Intermediary by related parties of the shareholder, such as members of the same family or household.

When Are Class A Shares Not Subject To A Sales Load?

Class A Shares of the Portfolios may be sold at NAV without payment of any sales charge to the following individuals and entities:

⬛

Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;

⬛	Qualified employee benefit plans of Goldman Sachs;
⬛	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
⬛	Any employee or registered representative of any Intermediary (or such Intermediaries’ affiliates and subsidiaries) or their respective spouses or domestic partners, children and parents;
⬛	Banks, trust companies or other types of depository institutions;
⬛

Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Portfolio;

⬛

Employee Benefit Plans, other than Employee Benefit Plans that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed. Under such circumstances, Plans will be assessed sales charges as described further in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares;”

⬛

Investors who purchase Class A Shares through an omnibus account sponsored by an Intermediary that has an agreement with the Distributor covering such investors to offer Class A Shares without charging an initial sales charge;

⬛	Insurance company separate accounts that make the Portfolios available as underlying investments in certain group annuity contracts;
⬛

“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;

⬛	Investment advisers investing for accounts for which they receive asset-based fees;
⬛	Accounts over which GSAM or its advisory affiliates have investment discretion;
⬛

Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity;

⬛	State sponsored 529 college savings plans;
⬛	Investors that purchase Class A Shares through the GS Retirement Plan Plus and Goldman Sachs 401(k) Programs; or
⬛

Former shareholders of certain funds who (i) received shares of a Goldman Sachs Fund in connection with a reorganization of an acquired fund into a Goldman Sachs Fund, (ii) had previously qualified for purchases of Class A Shares of the acquired funds without the imposition of a sales load under the guidelines of the applicable acquired fund family, and (iii) as of August 24, 2012 held their Goldman Sachs Fund shares directly with the Goldman Sachs Funds’ Transfer Agent, as long as they continue to hold the shares directly at the Transfer Agent.

You must certify eligibility for any of the above exemptions on your account application and notify your Intermediary and the Portfolios if you no longer are eligible for the exemption. You may be eligible for different or additional exemptions based on your Intermediary; see Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts.

A Portfolio will grant you an exemption subject to confirmation of your eligibility by your Intermediary. You may be charged a fee by your Intermediary.

How Can The Sales Charge On Class A Shares Be Reduced?

⬛

Right of Accumulation:  When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A and/or Class C Shares, plus new purchases, reaches $50,000 or more. Class A and/or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. If the Portfolios’ Transfer Agent is properly notified, the “Amount of Purchase” in the chart in the section “What Is The Offering Price of Class A Shares?” will be deemed to include all Class A and/or Class C Shares of the Goldman Sachs Funds that were held at the time of purchase by any of the following persons: (i) you, your spouse or domestic partner, your parents and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A and/or Class C Shares held at an Intermediary other than the one handling your current purchase. For purposes of applying the Right of Accumulation, shares of the Portfolios and any other Goldman Sachs Funds purchased by an existing client of Goldman Sachs Private Wealth Management or GS Ayco Holding LLC will be combined with Class A and/or Class C Shares and other assets held by all other Goldman Sachs Private Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A Shares of the Portfolios and Class A and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of certain organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Intermediary must notify the Portfolios’ Transfer Agent at the time of investment that a quantity discount is applicable. If you do not notify your Intermediary at the time of your current purchase or a future purchase that you qualify for a quantity discount, you may not receive the benefit of a reduced sales charge that might otherwise apply. Use of this option is subject to a check of appropriate records.

In some circumstances, other Class A and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the SAI. For purposes of determining the “Amount of Purchase,” all Class A and/or Class C Shares currently held will be valued at their current market value.

⬛

Statement of Intention:  You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the Goldman Sachs Funds. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. Purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge unless the failure to meet the investment commitment is due to the death of the investor. By selecting the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge if the Statement of Intention is not met. You must, however, inform the Transfer Agent (either directly or through your Intermediary) that the Statement of Intention is in effect each time shares are purchased. Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Statement of Intention. The SAI has more information about the Statement of Intention, which you should read carefully.

Different Intermediaries may have different policies regarding Rights of Accumulation and Statements of Intention. These variations are described in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts.

COMMON QUESTIONS APPLICABLE TO CERTAIN EXCHANGES OF CLASS A SHARES

What Else Do I Need To Know About The CDSC On Class A Shares?

⬛

Class A Shares of the Portfolios are not typically subject to CDSCs; however, if Class A Shares of another Goldman Sachs Fund that are subject to a CDSC are exchanged for Class A Shares of a Portfolio, the exchanged shares will be subject to a CDSC. For purposes of determining the amount of CDSC applicable to the shares acquired in the exchange, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC, and the amount and terms of the CDSC will be those applicable to the original shares acquired, and will not be affected by a subsequent exchange.

⬛	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).
⬛	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
⬛	No CDSC is charged on the per share appreciation of your account over the initial purchase price.
⬛	When counting the number of months since a purchase of Class A Shares was made, all purchases made during a month will be combined and considered to have been made on the first day of that month.

SHAREHOLDER GUIDE

⬛

To keep your CDSC as low as possible, each time you place a request to sell shares, the Portfolios will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A Shares Be Waived Or Reduced?

The CDSC on Class A Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

⬛	Mandatory retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
⬛	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;
⬛	The separation from service by a participant or beneficiary in an Employee Benefit Plan;
⬛	Excess contributions distributed from an Employee Benefit Plan;
⬛	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman Sachs Fund;
⬛	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”), of a shareholder, participant or beneficiary in an Employee Benefit Plan;
⬛	Satisfying the minimum distribution requirements of the Code;
⬛	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
⬛	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion;
⬛	A systematic withdrawal plan. The Portfolios reserve the right to limit such redemptions, on an annual basis, to 10% of the value of your Class A Shares;
⬛	Redemptions or exchanges of Portfolio shares held through an Employee Benefit Plan using the Portfolio as part of a qualified default investment alternative or “QDIA”; or
⬛	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through Employee Benefit Plans.

You may be eligible for different or additional exemptions based on your Intermediary; see Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts.

HOW TO SELL SHARES

How Can I Sell Shares Of The Portfolios?

Generally, shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will normally give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day a Portfolio is open, the Portfolio will generally redeem its Shares upon request at their next-determined NAV per share (subject to any applicable CDSC) after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Shares Of The Portfolios?” above. Redemptions may be requested by electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). You should contact your Intermediary to discuss redemptions and redemption proceeds. A Portfolio may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	A request is made in writing to redeem Class A, Investor or Class R Shares in an amount over $50,000 via check;
⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss or tax liability you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛

Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee indicating another address or account).

⬛

For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.

⬛

The telephone redemption option does not apply to shares held in an account maintained and serviced by your Intermediary. If your Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

⬛	The telephone redemption option may be modified or terminated at any time without prior notice.
⬛	A Portfolio may allow redemptions via check up to $50,000 in Class A, Investor and Class R Shares requested via telephone.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  You may arrange for your redemption proceeds to be paid as federal funds to an account with your Intermediary or to a domestic bank account designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with your Intermediary. The following general policies govern wiring redemption proceeds:

⬛

Redemption proceeds will normally be paid in federal funds, between one and two business days (or such other times in accordance with the requirements of your Intermediary) following receipt of a properly executed wire transfer redemption request. In certain circumstances, however (such as unusual market conditions or in cases of very large redemptions or excessive trading), it may take up to seven days to pay redemption proceeds.

⬛

Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of a Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

⬛	If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Portfolio will pay you when your check or ACH has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛

To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

⬛

None of the Trust, the Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

By Check:  You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within two business days (or such other times in accordance with the requirements of your Intermediary) following receipt of a properly executed redemption request, except in certain circumstances (such as those set forth above with respect to wire transfer redemption requests). If you are selling shares you recently paid for by check or ACH, the Portfolio will pay you when your check or ACH has cleared, which may take up to 15 days.

SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛

Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

The Trust reserves the right to:

⬛

Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Intermediary or in the event that a Portfolio is no longer an option in your Employee Benefit Plan or no longer available through your Eligible Fee-Based Program.

⬛

Redeem your shares if your account balance is below the required Portfolio minimum. The Portfolios will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. A Portfolio will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Portfolio in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.

⬛	Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with your account.
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
⬛

Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

⬛

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Portfolio investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in a Portfolio at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

⬛	Charge an additional fee in the event a redemption is made via wire transfer.

Each Portfolio typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolios may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, the Investment Adviser or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?

You may redeem shares of a Portfolio and reinvest a portion or all of the redemption proceeds in the same share class of another Goldman Sachs Fund at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You should obtain and read the applicable prospectus before investing in any other Goldman Sachs Fund.

You may reinvest redemption proceeds as follows:

⬛

As indicated above, Class A Shares of the Portfolios are not typically subject to CDSCs; however, if Class A Shares of another Goldman Sachs Fund that are subject to a CDSC are exchanged for Class A Shares of a Portfolio, the exchanged shares will be subject to a CDSC. In this scenario, if you pay a CDSC upon redemption of Class A Shares of a Portfolio and then reinvest in Class A Shares of another Goldman Sachs Fund as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of both the exchanged and redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption.

⬛

The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

⬛	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange shares of a Goldman Sachs Fund at NAV without the imposition of an initial sales charge or CDSC, if applicable, at the time of exchange for certain shares of another Goldman Sachs Fund. Redemption (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice. You should contact your Intermediary to arrange for exchanges of shares of a Portfolio for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛

You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds may offer all share classes.

⬛	Currently, the Portfolios do not impose any charge for exchanges, although the Portfolios may impose a charge in the future.
⬛

The exchanged shares of the new Goldman Sachs Fund may later be exchanged for shares of the same class of the original Fund held at the next determined NAV without the imposition of an initial sales charge or CDSC (but subject to any applicable redemption fee). However, if additional shares of the new Goldman Sachs Fund were purchased after the initial exchange, and that Fund’s shares do not impose a sales charge or CDSC, then the applicable sales charge or CDSC of the original Fund’s shares will be imposed upon the exchange of those shares.

⬛

When you exchange shares subject to a CDSC, no CDSC will be charged at that time. However, for purposes of determining the amount of CDSC applicable to the shares acquired in the exchange, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC, and the amount and terms of the CDSC will be those applicable to the original shares acquired and will not be affected by a subsequent exchange.

⬛	Eligible investors may exchange certain classes of shares for another class of shares of the same Portfolio. For further information, contact your Intermediary.
⬛

All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirements of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Fund account is exchanged.

⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛

Goldman Sachs and DST may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	Exchanges into Goldman Sachs Funds or certain share classes of Goldman Sachs Funds that are closed to new investors may be restricted.
⬛	Exchanges into a Portfolio from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

Exchanges into a Portfolio from another Goldman Sachs Fund received by the close of regular trading on the New York Stock Exchange will normally begin to accrue dividends on the next business day.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. Exchanges within Employee Benefit Plan accounts will not result in capital gains or loss for federal or state income tax purposes. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?

You may be able to make automatic investments in Class A Shares through your bank via ACH transfer or via bank draft or through your Intermediary each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per

SHAREHOLDER GUIDE

month for additional investments. Forms for this option are available online at www.gsamfunds.com and from your Intermediary, or you may check the appropriate box on the account application.

Can My Distributions From A Portfolio Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions paid by a Goldman Sachs Fund in shares of the same class of other Goldman Sachs Funds.

⬛	Shares will be purchased at NAV.
⬛	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
⬛	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which distributions are invested.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?

You may elect to exchange automatically a specified dollar amount of Class A Shares of a Portfolio for shares of the same class of other Goldman Sachs Funds.

⬛	Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.
⬛	You may elect to exchange into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
⬛

Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.

⬛	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
⬛	Minimum dollar amount: $50 per month.
⬛	You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.
⬛	An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

Can I Have Systematic Withdrawals Made On A Regular Basis?

You may redeem from your Class A Share account systematically via check or ACH transfer or through your Intermediary in any amount of $50 or more.

⬛

It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A Shares because of the sales charges that are imposed on certain purchases of Class A Shares and because of the CDSCs that are imposed on certain redemptions of Class A Shares.

⬛

Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month. ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including, the 3rd and 26th of the month.

⬛	Each systematic withdrawal is a redemption and therefore may be a taxable transaction.
⬛	The CDSC applicable to Class A Shares redeemed under the systematic withdrawal plan may be waived.
⬛	The Portfolios reserve the right to limit such redemptions, on an annual basis, to 10% of the value of your Class A Shares.

What Types Of Reports Will I Be Sent Regarding My Investment?

Intermediaries are responsible for providing any communication from a Portfolio to shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a printed confirmation of each transaction in your account and a quarterly account statement if you invest in Class A, Investor or Class R Shares and a monthly account statement if you invest in Institutional, Service, or Class R6 Shares. If your account is held through your Intermediary, you will receive this information from your Intermediary.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. Each Portfolio will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact the Intermediary to revoke your consent.

DISTRIBUTION AND SERVICE FEES

What Are The Different Distribution And/Or Service Fees Paid By The Portfolios’ Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A and Class R Shares bear distribution and/or service fees paid to Goldman Sachs, some of which Goldman Sachs may pay to Intermediaries. Intermediaries seek distribution and/or servicing fee revenues to, among other things, offset the cost of servicing small and medium sized plan investors and providing information about the Portfolios. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services equal, on an annual basis, to 0.25% and 0.50% of each applicable Portfolio’s average daily net assets attributed to Class A and Class R Shares, respectively. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

⬛	Compensation paid to and expenses incurred by Intermediaries, Goldman Sachs and their respective officers, employees and sales representatives;
⬛	Commissions paid to Intermediaries;
⬛	Allocable overhead;
⬛	Telephone and travel expenses;
⬛	Interest and other costs associated with the financing of such compensation and expenses;
⬛	Printing of prospectuses for prospective shareholders;
⬛	Preparation and distribution of sales literature or advertising of any type; and
⬛	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A and Class R Shares.

Goldman Sachs normally begins accruing the annual 0.25% and 0.50% distribution fees for the Class A Shares and Class R Shares, respectively, as ongoing commissions to Intermediaries immediately. Goldman Sachs generally pays the distribution fee on a quarterly basis.

SERVICE SHARES SERVICE PLAN AND SHAREHOLDER ADMINISTRATION PLAN

The Trust, on behalf of the Portfolios, has adopted a Service Plan and Shareholder Administration Plan for Service Shares, pursuant to which Goldman Sachs and certain Intermediaries are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services, plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of Service Shares of the Portfolio that are attributable to or held in the name of Goldman Sachs or an Intermediary for its customers. Fees for personal and account maintenance services are paid pursuant to the Service Shares’ Service Plan and are subject to the requirements of Rule 12b-1 under the Investment Company Act. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Portfolio shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the respective Portfolio. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Portfolio performance and result in dilution in the value of Portfolio shares held by longer-term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the

SHAREHOLDER GUIDE

extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

To deter excessive shareholder trading, certain Goldman Sachs Funds offered in other prospectuses impose a redemption fee on redemptions made within 30 or 60 days of purchase, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses under “What Do I Need To Know About The Redemption Fee?” As a further deterrent to excessive trading, many foreign equity securities held by the Goldman Sachs Funds are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees of the Trust, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Excessive trading activity in a Portfolio is measured by the number of “round trip” transactions in a shareholder’s account. A “round trip” includes a purchase or exchange into a Portfolio followed or preceded by a redemption or exchange out of the same Portfolio. If a Portfolio detects that a shareholder has completed two or more round trip transactions in a single Portfolio within a rolling 90-day period, the Portfolio may reject or restrict subsequent purchase or exchange orders by that shareholder permanently. In addition, a Portfolio may, in its sole discretion, permanently reject or restrict purchase or exchange orders by a shareholder if the Portfolio detects other trading activity that is deemed to be disruptive to the management of the Portfolio or otherwise harmful to the Portfolio. For purposes of these transaction surveillance procedures, the Portfolios may consider trading activity in multiple accounts under common ownership, control, or influence. A shareholder that has been restricted from participation in a Portfolio pursuant to this policy will be allowed to apply for re-entry after one year. A shareholder applying for re-entry must provide assurances acceptable to the Portfolio that the shareholder will not engage in excessive trading activities in the future.

Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Portfolio shares may be held through omnibus arrangements maintained by Intermediaries, such as broker-dealers, investment advisers and insurance companies. In addition, Portfolio shares may be held in omnibus Employee Benefit Plans, Eligible Fee-Based Programs and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide a Portfolio with a net purchase or redemption request on any given day where the purchases and redemptions of Portfolio shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are ordinarily not tracked by a Portfolio on a regular basis. A number of these Intermediaries may not have the capability or may not be willing to apply a Portfolio’s market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, a Portfolio’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts may be limited in certain circumstances, and certain of these Intermediaries may charge a Portfolio a fee for providing certain shareholder financial information requested as part of the Portfolio’s surveillance process. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that a Portfolio and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. If necessary, the Trust may prohibit additional purchases of Portfolio shares by an Intermediary or by certain customers of the Intermediary. Intermediaries may also monitor their customers’ trading activities in a Portfolio. The criteria used by Intermediaries to monitor for excessive trading may differ from the criteria used by a Portfolio. If an Intermediary fails to cooperate in the implementation or enforcement of the Trust’s excessive trading policies, the Trust may take certain actions including terminating the relationship.

Taxation

As with any investment, you should consider how your investment in a Portfolio will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Portfolio. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Portfolio distributions and the sale of your Portfolio shares.

DISTRIBUTIONS

The Portfolios contemplate declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from a Portfolio are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. For federal tax purposes, the Portfolios’ distributions attributable to net investment income and short-term capital gains are taxable to you as ordinary income while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your Portfolio shares.

Net capital loss carryforwards of a Portfolio may be applied against its realized capital gains in each succeeding year, until they have been reduced to zero. In the event that a Portfolio were to experience an ownership change as defined under the Code, the Portfolio’s loss carryforwards and other favorable tax attributes of the Portfolio, if any, may be subject to limitation.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Portfolio distributions to non-corporate shareholders attributable to dividends received by a Portfolio directly or through the Underlying Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio’s ex-dividend date (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend). The amount of a Portfolio’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of the Portfolio’s or an Underlying Fund’s high portfolio turnover rate. To the extent a Portfolio’s distributions are derived from income on debt securities, certain types of preferred stock treated as debt for federal income tax purposes and short-term capital gains, such distributions will not constitute “qualified dividend income.” In addition, distributions that are derived from securities lending income, such as substitute dividend payments, will not constitute “qualified dividend income.”

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends, taxable annuity payments, capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The REIT investments of certain Underlying Funds may not provide complete tax information to the Underlying Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Portfolio to request permission to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to taxable income from REITs and MLPs. Currently, there is not a regulatory mechanism for regulated investment companies such as the Portfolios (or the Underlying Funds) to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in REITs or MLPs would generally be eligible for the 20% deduction for such taxable income from these investments while investors investing in REITs or MLPs held indirectly if any through the Portfolios (or an Underlying Fund) would not be eligible for the 20% deduction for their share of such taxable income.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of a Portfolio’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a high portfolio turnover rate. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

TAXATION

Each Underlying Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of an Underlying Fund’s total assets at the end of its taxable year is invested in foreign stocks or securities, the Underlying Fund may elect to pass through to a Portfolio the foreign taxes paid by such Underlying Fund. In general, each Portfolio may deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if at least 50% of the value of the Portfolio’s assets at the close of each quarter of its taxable year consists of interests in Underlying Funds that are regulated investment companies, the Portfolios may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would generally allow you, subject to certain limitations, either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

The Portfolio’s investments in Underlying Funds could affect the amount, timing and character of distributions to shareholders, as compared to a fund that directly invests in stocks, securities or other investments.

If you buy shares of a Portfolio before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Portfolio shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Portfolio shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, the Portfolios must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Portfolios to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to estate tax with respect to their Portfolios Shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Under a provision recently made permanent by Congress, non-U.S. investors generally are not subject to U.S. federal income tax withholding on certain distributions of interest income and/or short-term capital gains that are designated by the Portfolios. It is expected that the Portfolios will generally make designations of long-term and short-term gains, to the extent permitted, but the Portfolios do not intend to make designations of any distributions attributable to interest income. Therefore, all distributions of interest income will be subject to withholding when paid to non-U.S. investors.

The Portfolios are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Portfolio to enable the Portfolio to determine whether withholding is required.

The Portfolios are required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also their cost basis. Cost basis will be calculated using a Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different methodology. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact Goldman Sachs Funds at the address or phone number on the back cover of the Prospectus. If your account is held with an Intermediary, contact your representative with respect to reporting of cost basis and available elections for your account.

You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

Appendix A

Additional Information on the Portfolios and Underlying Funds

This Appendix provides further information on certain types of investments and techniques that may be used by the Portfolios and Underlying Funds, including their associated risks. The following description applies generally to the Underlying Funds and to the Portfolios, to the extent that the Portfolios invest in securities and other financial instruments, including derivative instruments (such as swaps, forward currency contracts and futures contracts), other than the Underlying Funds. Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Funds. A description of the Portfolios’ policies and procedures with respect to the disclosure of a Portfolio’s portfolio security holdings is available in the SAI. For information regarding the disclosure of an Underlying Fund’s portfolio securities holdings, see the applicable Underlying Fund’s prospectus.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders, and is also likely to result in higher short-term capital gains taxable to certain shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Portfolios’ historical portfolio turnover rates.

Certain of the Underlying Funds invest primarily in common stocks and other equity investments, which may include preferred stocks, interests in REITs, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, master limited partnerships (“MLPs”), other investment companies (including ETFs), warrants, stock purchase rights and synthetic and derivative instruments (such as swaps and futures contracts) that have economic characteristics similar to equity securities (“equity investments”). Other Underlying Funds invest primarily in fixed income securities, which may include senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations and preferred stock. The Underlying Funds may also make substantial investments in futures contracts, swaps and other derivatives.

A. General Risks of the Underlying Funds and Securities

The Underlying Funds that invest primarily in equity investments will be subject to the risks associated with common stocks and other equity investments. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that an Underlying Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In recent years, stock markets have experienced substantial price volatility.

The Underlying Funds that invest primarily in fixed income securities will be subject to the risks associated with fixed income securities. These risks include interest rate risk, credit/default risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Credit/default risk involves the risk that the issuer or guarantor could default on its obligations, and an Underlying Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”), mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by car loans.

A rising interest rate environment could cause the value of an Underlying Fund’s fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair an Underlying Fund’s ability to achieve its investment objective. The risks associated with increasing rates are heightened given that interest rates are near

APPENDIX A

historic lows, but may be expected to increase in the future with unpredictable effects on the markets and an Underlying Fund’s investments.

To the extent an Underlying Fund invests in pooled investment vehicles (including investment companies and ETFs) and partnerships, the Underlying Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Underlying Fund invests therein.

Certain of the Underlying Funds may invest in non-investment grade fixed income securities (commonly referred to as “junk bonds”), which are rated below investment grade (or determined to be of comparable credit quality, if not rated) at the time of purchase and are therefore considered speculative. Because non-investment grade fixed income securities are issued by issuers with low credit ratings, they pose a greater risk of default than investment grade securities.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Portfolios and/or Underlying Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in a Portfolio’s investment objective, you should consider whether that Portfolio remains an appropriate investment in light of your then current financial position and needs.

B. Other Risks of the Portfolios and the Underlying Funds

Risks of Investing in Small- and Mid-Capitalization Companies and REITs.  Certain Underlying Funds may invest in small- and mid-capitalization companies and REITs. Investments in small- and mid-capitalization companies and REITs involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small- and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small- and mid-capitalization companies and REITs include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small- and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those for larger capitalization companies. Investments in small- and mid-capitalization companies and REITs may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Credit/Default Risks.  Debt securities purchased by the Underlying Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed income securities are described in the next section below. Further information is provided in the SAI, which is available upon request.

Certain Underlying Funds also have credit rating requirements for the securities they buy, which are applied at the time of purchase. For the purpose of determining compliance with any credit rating requirement, an Underlying Fund assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO. For this purpose, an Underlying Fund relies only on the ratings of the following NRSROs: Standard & Poor’s, Moody’s and Fitch, Inc. Unrated securities may be purchased by an Underlying Fund if they are determined by the Investment Adviser to be of a credit quality consistent with the Underlying Fund’s credit rating requirements.

A security satisfies an Underlying Fund’s minimum rating requirement regardless of its relative ranking (for example, plus or minus) within a designated major rating category (for example, BBB- or Baa3). If a security satisfies an Underlying Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Underlying Fund will not be required to dispose of the security. If a downgrade occurs, the Underlying Fund’s investment adviser will consider what action, including the sale of the security, is in the best interest of the Underlying Fund and its shareholders.

Debt securities rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Underlying Fund’s investment adviser to be of comparable credit quality) are considered “investment grade.” Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal.

Certain Underlying Funds may invest in fixed income securities rated BB+ or Ba1 or below (or comparable unrated securities) which are commonly known as “junk bonds.” Junk bonds are considered speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in an Underlying Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Foreign Investments.  Certain of the Underlying Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which an Underlying Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Underlying Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect an Underlying Fund’s foreign holdings or exposures.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets.

APPENDIX A

If an Underlying Fund focuses its investments in one or a few countries and currencies, the Underlying Fund may be subjected to greater risks than if the Underlying Fund’s assets were not geographically focused.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Underlying Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Foreign Custody Risk.  An Underlying Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund’s custodian (a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on an Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Risks of Sovereign Debt.  Investment in sovereign debt obligations by an Underlying Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Underlying Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Underlying Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraint to which a sovereign debtor may be subject.

Risks of Emerging Countries.  Certain Underlying Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. An Underlying Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of an Underlying Fund, the Underlying Fund’s investment adviser, its affiliates and their respective clients and other service providers. An Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by an Underlying Fund. The repatriation of investment income, capital or the proceeds of securities sales from certain emerging countries is subject to restrictions such as the need for governmental consents, which may make it difficult for an Underlying Fund to invest in such emerging countries. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for such repatriation. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), an Underlying Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.

An Underlying Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return to the Underlying Fund from an investment in issuers in such countries.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve an Underlying Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for an Underlying Fund to value its portfolio securities and could cause the Underlying Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Underlying Fund has delivered or the Underlying Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by an Underlying Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Underlying Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make an Underlying Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). An Underlying Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes.

An Underlying Fund’s use of foreign currency management techniques in emerging countries may be limited. The Underlying Funds’ investment advisers anticipate that a significant portion of the Underlying Funds’ currency exposure in emerging countries may not be covered by those techniques.

Risks of Derivative Investments.  The Underlying Funds may invest in derivative instruments, including without limitation, options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and forward contracts and other derivatives relating to foreign currency transactions. Derivatives may be used for both hedging and non-hedging purposes (that is, to seek to increase total return), although suitable derivative instruments may not always be available to an investment adviser for these purposes. Losses from derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks related to leverage factors associated with such transactions. Derivatives are also subject to risks arising from margin requirements, which include the risk that an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions and the risk of loss by an Underlying Fund of margin deposits in the event of the bankruptcy or other similar insolvency with respect to a broker or counterparty with whom an Underlying Fund has an open derivative position. Losses may also arise if the Underlying Funds receive cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and an Underlying Fund may be responsible for any loss that might result from its investment of the counterparty’s cash collateral. If cash collateral is not

APPENDIX A

invested, an Underlying Fund may be exposed to additional risk of loss in the event of the insolvency of its custodian holding such collateral. The use of these management techniques also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates, currency prices or other variables. Derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, an investment adviser’s attempts to hedge portfolio risks through the use of derivative instruments may not be successful, and the investment adviser may choose not to hedge portfolio risks. Using derivatives for nonhedging purposes presents greater risk of loss than derivatives used for hedging purposes.

Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate derivative debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Investments.  The Portfolios and the Underlying Funds may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio or Underlying Fund would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Portfolio or Underlying Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Investments purchased by an Underlying Fund, particularly debt securities and over-the-counter traded instruments that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the instruments.

If one or more investments in a Portfolio’s or an Underlying Fund’s portfolio become illiquid, the Portfolio or Underlying Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Portfolio or Underlying Fund to exceed this limit, the Portfolio or an Underlying Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Portfolio or Underlying Fund to liquidate any portfolio instrument where the Portfolio or an Underlying Fund would suffer a loss on the sale of that instrument.

In cases where no clear indication of the value of a Portfolio or an Underlying Fund’s portfolio instruments is available, the portfolio securities will be valued at their fair value according to the valuation procedures approved by the Board of Trustees. These cases include, among others, situations where a security or other asset or liability does not have a price source, or the secondary markets on which an investment has previously been traded are no longer viable, due to its lack of liquidity. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Temporary Investment Risks.  Each Portfolio and each Underlying Fund may, for temporary defensive purposes (and to the extent that it is permitted to invest in the following), invest a certain percentage of its total assets in:

⬛

U.S. Government Securities Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Investment Adviser to be of comparable credit quality)

⬛	Certificates of deposit Bankers’ acceptances
⬛	Repurchase agreements
⬛	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year
⬛	ETFs
⬛	Other investment companies
⬛	Cash items

When a Portfolio’s or an Underlying Fund’s assets are invested in such instruments, the Portfolio or Underlying Fund may not be achieving its investment objective.

C. Investment Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Underlying Funds or the Portfolios, including their associated risks.

An Underlying Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Underlying Fund’s investment objective and policies. Further information is provided in the SAI, which is available upon request.

U.S. Government Securities.  The Underlying Funds may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components are traded independently. U.S. Government Securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid.

U.S. Treasury Obligations have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due, or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so by law.

Custodial Receipts and Trust Certificates.  The Underlying Funds may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which an Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes an Underlying Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Underlying Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Mortgage-Backed Securities.  Certain Underlying Funds may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. The value of some Mortgage-Backed Securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on Mortgage-Backed or asset-backed Securities may expose an Underlying Fund to the risk of earning a lower rate of return upon reinvestment of principal.

Certain Underlying Funds may invest in privately-issued mortgage pass-through securities that represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks,

APPENDIX A

savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on commercial, residential, residential multi-family and mixed residential/commercial properties. These mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various other forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. Such insurance and guarantees may be issued by private insurers, banks and mortgage poolers. There is no guarantee that private guarantors or insurers, if any, will meet their obligations. Mortgage-backed securities without insurance or guarantees may also be purchased by the Underlying Fund if they have the required rating from an NRSRO. Mortgage-backed securities issued by private organizations may not be readily marketable, may be more difficult to value accurately, and may be more volatile than similar securities issued by a government entity.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution date. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, the Underlying Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

Mortgage-Backed Securities also include stripped Mortgage-Backed Securities (“SMBS”), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Throughout 2008, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse effect on the Underlying Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Asset-Backed and Receivables-Backed Securities.  Certain Underlying Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, an Underlying Fund will be unable to possess and sell the underlying collateral and that the Underlying Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of some asset-backed securities may be particularly sensitive to changes in the prevailing interest rates. There is no guarantee that private guarantors or insurers of an asset-backed security, if any, will meet their obligation. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even where there is no default or threat of default due to the market’s perception of the creditworthiness of the issuer and market conditions impacting asset-backed securities more generally.

Corporate Debt Obligations; Bank Obligations; Trust Preferred Securities; Convertible Securities.  Certain Underlying Funds may invest in corporate debt obligations, trust preferred securities and convertible securities. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of U.S. or foreign corporations to pay interest and repay principal. In addition, certain Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. A trust preferred security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Certain Underlying Funds may also invest in other short-term obligations issued or guaranteed by U.S. corporations, non-U.S. corporations or other entities.

Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Duration.  The duration of an Underlying Fund approximates its price sensitivity to changes in interest rates. For example, suppose that interest rates in one day fall by one percent which, in turn, causes yields on every bond in the market to fall by the same amount. In this example, the price of a bond with a duration of three years may be expected to rise approximately three percent and the price of a bond with a five year duration may be expected to rise approximately five percent. The converse is also true. Suppose interest rates in one day rise by one percent which, in turn, causes yields on every bond in the market to rise by the same amount. In this second example, the price of a bond with a duration of three years may be expected to fall approximately three percent and the price of a bond with a five year duration may be expected to fall approximately five percent. The longer the duration of a bond, the more sensitive the bond’s price is to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In calculating maturity, an Underlying Fund may determine the maturity of a variable or floating rate obligation according to its interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity. Similarly, to the extent that a fixed income obligation has a call, refunding, or redemption provision, the date on which the instrument is expected to be called, refunded or redeemed may be considered to be its maturity date. There is no guarantee that the expected call, refund or redemption will occur, and an Underlying Fund’s average maturity may lengthen beyond the investment adviser’s expectations should the expected call, refund or redemption not occur. In computing portfolio duration, an Underlying Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The investment adviser of an Underlying Fund may use futures contracts, options on futures contracts and swaps to manage the Underlying Fund’s target duration. An Underlying Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted. The Investment Adviser may use derivative instruments to manage the duration of an Underlying Fund’s investment

APPENDIX A

portfolio. These derivative instruments may include futures contracts, options on futures contracts and swap transactions, as well as other types of derivatives, and can be used to shorten or lengthen the duration of an Underlying Fund.

The investment adviser of an Underlying Fund may use derivative instruments, among other things, to manage the duration of the Underlying Fund’s investment portfolio. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives, and can be used to shorten and lengthen the duration of an Underlying Fund. An Underlying Fund’s investments in derivative instruments, including financial futures contracts and swaps, can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from an Underlying Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by an Underlying Fund are taxable to its shareholders.

Interest rates, fixed income securities prices, the prices of futures and other derivatives, and currency exchange rates can be volatile, and a variance in the degree of volatility or in the direction of the market from an Underlying Fund’s investment adviser’s expectations may produce significant losses in the Underlying Fund’s investments in derivatives. In addition, a perfect correlation between a derivatives position and a fixed income security position is generally impossible to achieve. As a result, an Underlying Fund’s investment adviser’s use of derivatives may not be effective in fulfilling the Underlying Fund’s investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Financial futures contracts used by an Underlying Fund include may interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar futures contracts are U.S. dollar-denominated futures contracts that are based on the implied forward London Interbank Offered Rate (“LIBOR”) of a three-month deposit. Further information is included in the Prospectus regarding futures contracts, swaps and other derivative instruments used by an Underlying Fund, including information on the risks presented by these instruments and other purposes for which they may be used by an Underlying Fund.

Loan-Related Investments.  The Underlying Funds may invest in loan-related investments such as loan participations and assignments. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower (the “borrower”) which is administered and sold by a financial intermediary. An Underlying Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan interests may take the form of a direct or co-lending relationship with the borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When an Underlying Fund acts as co-lender in connection with a loan interest or when it acquires certain interests, the Underlying Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where an Underlying Fund lacks direct recourse, it will look to an agent for the lenders (the “agent lender”) to enforce appropriate credit remedies against the borrower. In these cases, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation (such as commercial paper) of such borrower.

An assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Underlying Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Underlying Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Investors in loans, such as an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior loans hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and to finance internal growth and for other corporate purposes. Senior loans typically have a stated

term of between five and nine years, and have rates of interest which typically are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Longer interest rate reset periods generally increase fluctuations in an Underlying Fund’s net asset value as a result of changes in market interest rates. As a result, as short-term interest rates increase, interest payable to the Underlying Fund from its investments in senior loans should increase, and as short-term interest rates decrease, interest payable to the Underlying Fund from its investments in senior loans should decrease. Second lien loans have the same characteristics as senior loans except that such loans are subordinated or unsecured and thus lower in priority of payment to senior loans. Accordingly, the risks associated with second lien loans are higher than the risk of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Underlying Fund. Second lien loans typically have adjustable floating rate interest payments.

Floating and Variable Rate Obligations.  Certain Underlying Funds may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks. An Underlying Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institutions.

Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Underlying Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Underlying Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Underlying Fund may not benefit from increasing interest rates for a significant amount of time.

Foreign Currency Transactions.  Certain Underlying Funds may, to the extent consistent with their investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Certain Underlying Funds may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Underlying Funds may enter into foreign currency transactions to seek a closer correlation between the Underlying Fund’s overall currency exposures and the currency exposures of the Underlying Fund’s performance benchmark. Certain Underlying Funds may also enter into such transactions to seek to increase total return, which presents additional risk.

Certain Underlying Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the investment adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the investment adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

An Underlying Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between an Underlying Fund and a counterparty (usually a commercial bank) to pay the other party the amount that it would cost based on current market rates as of the termination date to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. If the counterparty defaults, the Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction, but the Underlying Fund may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions. Such non-deliverable forward transactions will be settled in cash.

APPENDIX A

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, an Underlying Fund’s NAV to fluctuate. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Certain forward foreign currency exchange contracts and other currency transactions are not exchange traded or cleared. The market in such forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Because these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive an Underlying Fund of unrealized profits, transaction costs, or the benefits of a currency hedge, or could force the Underlying Fund to cover its purchase or sale commitments, if any, at the current market price.

Certain Underlying Funds are not required to post cash collateral with its counterparties in certain foreign currency transactions. Accordingly, an Underlying Fund may remain more fully invested (and more of the Underlying Fund’s assets may be subject to investment and market risk) than if it were required to post cash collateral with its counterparties (which is the case with certain transactions). Where an Underlying Fund’s counterparties are not required to post cash collateral with the Underlying Fund, the Portfolio will be subject to additional counterparty risk.

As an investment company registered with the SEC, an Underlying Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to its transactions in forward contracts. In the case of forward contracts that are not required to cash settle, for example, an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the forward contracts while the positions are open. With respect to forward contracts that are required to cash settle, however, an Underlying Fund is permitted to identify liquid assets in an amount equal to the Underlying Fund’s daily marked-to-market net obligations (i.e., the Underlying Fund’s daily net liability) under the forward contracts, if any, rather than their full notional amount. Each Underlying Fund reserves the right to modify its asset segregation policies in the future in its discretion. By identifying assets equal to only its net obligations under cash-settled forward contracts, an Underlying Fund will have the ability to employ leverage to a greater extent than if the Underlying Fund were required to identify assets equal to the full notional amount of the forward contracts.

Non-Investment Grade Fixed Income Securities.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Non-investment grade fixed income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions. Non-investment grade securities are also issued by governmental bodies that may have difficulty in making all scheduled interest and principal payments.

The market value of non-investment grade fixed income securities tends to reflect individual issuer developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, an Underlying Fund’s ability to achieve its investment objectives may depend to a greater extent on the investment adviser’s judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed income securities may not be able to make use of other methods of financing and their ability to service debt obligations may be affected more adversely than issuers of higher-rated securities by economic downturns, specific corporate or financial developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

A holder’s risk of loss from default is significantly greater for non-investment grade fixed income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by an Underlying Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by an Underlying Fund of its initial investment and any anticipated income or appreciation is uncertain.

The secondary market for non-investment grade fixed income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. The lack of sufficient market liquidity may cause an Underlying Fund to incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and an Underlying Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for an Underlying Fund to obtain precise valuations of the high yield securities in its portfolio.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Preferred Stock, Warrants and Stock Purchase Rights.  Certain Underlying Funds may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REITs.  Certain Underlying Funds may invest in REITs from time to time. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable federal income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. An investment in REITs by an Underlying Fund involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Each Underlying Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Other Investment Companies.  Certain Underlying Funds and the Portfolios may invest in securities of other investment companies, including ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of total assets in securities of any one investment company or more than 10% of total assets in securities of all investment companies. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. An Underlying Fund or a Portfolio may rely on these exemptive orders to invest in unaffiliated ETFs.

The use of ETFs is intended to help an Underlying Fund or a Portfolio match the total return of the particular market segments or indices represented by those ETFs, although that may not be the result. Most ETFs are passively managed investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a

APPENDIX A

conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and an Underlying Fund or a Portfolio could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, an Underlying Fund or a Portfolio may invest in certain other investment companies, including ETFs and money market funds, beyond the statutory limits described above or otherwise. Some of those investment companies may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

An Underlying Fund or a Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses borne by the Underlying Fund or a Portfolio. Although the Underlying Funds do not expect to do so in the foreseeable future, each Underlying Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Underlying Fund.

Repurchase Agreements.  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Certain Underlying Funds may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees whether or not the obligation of the seller to repurchase the securities from the Underlying Fund is collateralized fully. The collateral may consist of any type of security (government or corporate) of any or no credit rating. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to additional risks.

If the other party or “seller” defaults, an Underlying Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Underlying Fund are less than the repurchase price and the Underlying Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, an Underlying Fund could suffer additional losses if a court determines that the Underlying Fund’s interest in the collateral is not enforceable.

Certain Underlying Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Borrowings and Reverse Repurchase Agreements.  Each Underlying Fund can borrow money from banks and other financial institutions, and certain Underlying Funds may enter into reverse repurchase agreements, in amounts not exceeding one-third of its total assets (including the amount borrowed or received). Investments in reverse repurchase agreements are not subject to this percentage limitation if they are “covered” in accordance with the Investment Company Act.

Reverse repurchase agreements involve the sale of securities held by an Underlying Fund subject to the Underlying Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the investment adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense, or to permit the Underlying Fund to borrow for investment (leveraging) purposes.

Borrowings and reverse repurchase agreements involve leveraging. If the securities held by an Underlying Fund decline in value while these transactions are outstanding, the NAV of the Underlying Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by an Underlying Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by an Underlying Fund will decline below the price the Underlying Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Underlying Fund. An Underlying Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” open positions with respect to its transactions in reverse repurchase agreements.

Asset Segregation.  As investment companies registered with the SEC, the Underlying Funds must identify on their books (often referred to as “asset segregation”) liquid assets, or engage in other SEC or SEC-staff approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle, for example, an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not a permissible offsetting position or a contractual “netting” agreement with respect to swaps (other than credit default swaps where an Underlying Fund is the protection seller). However, with respect to certain swaps, futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, an Underlying Fund may identify liquid assets in an amount equal to the Underlying Fund’s daily marked-to-market net obligations (i.e., the Underlying Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Forwards and futures contracts that do not cash settle may be treated as cash settled for asset segregation purposes when the Underlying Funds have entered into a contractual arrangement with a third party futures commission merchant or other counterparty to off-set the Underlying Funds’ exposure under the contract and, failing that, to assign their delivery obligation under the contract to the counterparty. Each Underlying Fund reserves the right to modify its asset segregation policies in the future in its discretion, consistent with the Investment Company Act and SEC or SEC-staff guidance. By identifying assets equal to only its net obligations under certain instruments, an Underlying Fund will have the ability to employ leverage to a greater extent than if the Underlying Fund were required to identify assets equal to the full notional amount of the instrument.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years (or less if the Portfolio has been in operation for less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).

The information for Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio and Goldman Sachs Target Date 2050 Portfolio for each Portfolio’s fiscal year ended August 31, 2018 and fiscal periods ended August 31, 2017 and October 31, 2016 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ most recent annual report (available upon request). Each of the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio and Goldman Sachs Target Date 2050 Portfolio, as the accounting successor of a reorganization, has adopted the operating history of its corresponding Predecessor Fund for financial reporting purposes. Therefore, each Predecessor Fund’s operating history for the period prior to August 22, 2016 is shown below. The information prior to August 22, 2016 has been derived from the Predecessor Funds’ financial statements and financial highlights, which have been audited by another independent registered public accounting firm, whose report, along with Predecessor Funds’ financial statements and financial highlights, is included in the Predecessor Funds’ annual report, which is available upon request.

The information for Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2055 Portfolio and Goldman Sachs Target Date 2060 Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ most recent annual report (available upon request).

Effective August 1, 2017, the Portfolios’ fiscal year end changed from October 31 to August 31.

	Goldman Sachs Target Date 2020 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.93	$9.90		$10.05
Net investment income(a)	0.14	0.10		0.02
Net realized and unrealized gain (loss)	0.14	0.47		(0.17)
Total from investment operations	0.28	0.57		(0.15)
Distributions to shareholders from net investment income	(0.16)	(0.16)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.83)	(0.54)		—
Net asset value, end of period	$9.38	$9.93		$9.90
Total return(b)	2.89%	6.06%		(1.49)%
Net assets, end of period (in 000s)	$57	$16		$10
Ratio of net expenses to average net assets(c)	0.70%	0.72	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.31%	1.26	%(d)	3.01	%(d)
Ratio of net investment income to average net assets	1.45%	1.21	%(d)	0.94	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2020 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.96	$9.91		$10.05
Net investment income(a)	0.18	0.13		0.03
Net realized and unrealized gain (loss)	0.14	0.48		(0.17)
Total from investment operations	0.32	0.61		(0.14)
Distributions to shareholders from net investment income	(0.19)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.86)	(0.56)		—
Net asset value, end of period	$9.42	$9.96		$9.91
Total return(b)	3.33%	6.42%		(1.39)%
Net assets, end of period (in 000s)	$11	$10		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.81%	0.96	%(d)	2.61	%(d)
Ratio of net investment income to average net assets	1.93%	1.66	%(d)	1.34	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2020 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.93	$9.90		$10.05
Net investment income(a)	0.14	0.09		0.02
Net realized and unrealized gain (loss)	0.12	0.48		(0.17)
Total from investment operations	0.26	0.57		(0.15)
Distributions to shareholders from net investment income	(0.14)	(0.16)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.81)	(0.54)		—
Net asset value, end of period	$9.38	$9.93		$9.90
Total return(b)	2.73%	6.02%		(1.49)%
Net assets, end of period (in 000s)	$11	$10		$10
Ratio of net expenses to average net assets(c)	0.80%	0.82	%(d)	0.84	%(d)
Ratio of total expenses to average net assets(c)	1.31%	1.46	%(d)	3.11	%(d)
Ratio of net investment income to average net assets	1.43%	1.16	%(d)	0.84	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2020 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.95	$9.91		$10.05
Net investment income(b)	0.17	0.09		0.02
Net realized and unrealized gain (loss)	0.13	0.50		(0.16)
Total from investment operations	0.30	0.59		(0.14)
Distributions to shareholders from net investment income	(0.18)	(0.17)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.85)	(0.55)		—
Net asset value, end of period	$9.40	$9.95		$9.91
Total return(c)	3.19%	6.26%		(1.39)%
Net assets, end of period (in 000s)	$894	$323		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.97%	1.07	%(e)	2.75	%(e)
Ratio of net investment income to average net assets	1.78%	1.08	%(e)	1.19	%(e)
Portfolio turnover rate(f)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2020 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.92	$9.90		$10.05
Net investment income(a)	0.12	0.08		0.01
Net realized and unrealized gain (loss)	0.13	0.47		(0.16)
Total from investment operations	0.25	0.55		(0.15)
Distributions to shareholders from net investment income	(0.13)	(0.15)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.80)	(0.53)		—
Net asset value, end of period	$9.37	$9.92		$9.90
Total return(b)	2.61%	5.86%		(1.49)%
Net assets, end of period (in 000s)	$12	$10		$10
Ratio of net expenses to average net assets(c)	0.94%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.45%	1.61	%(d)	3.25	%(d)
Ratio of net investment income to average net assets	1.29%	1.01	%(d)	0.69	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2020 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$9.96	$9.91		$10.07	$10.00	$10.00
Net investment income(a)	0.19	0.14		0.18	0.16	0.03
Net realized and unrealized gain (loss)	0.13	0.47		0.16	0.10	(0.03)
Total from investment operations	0.32	0.61		0.34	0.26	—
Distributions to shareholders from net investment income	(0.19)	(0.18)		(0.17)	(0.09)	—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		(0.33)	(0.10)	—
Total distributions	(0.86)	(0.56)		(0.50)	(0.19)	—
Net asset value, end of period	$9.42	$9.96		$9.91	$10.07	$10.00
Total return(b)	3.33%	6.42%		3.65%	2.61%	—%
Net assets, end of period (in 000s)	$44,900	$47,589		$53,671	$53,619	$61,964
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.80%	0.94	%(d)	0.76%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.95%	1.69	%(d)	1.79%	1.46%	1.82	%(d)
Portfolio turnover rate(e)	200%	189%		204%	207%	48%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.61	$9.82		$10.00
Net investment income(b)	0.15	0.12		0.02
Net realized and unrealized gain (loss)	0.42	0.75		(0.20)
Total from investment operations	0.57	0.87		(0.18)
Distributions to shareholders from net investment income	(0.12)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.25)	(0.08)		—
Net asset value, end of period	$10.93	$10.61		$9.82
Total return(c)	5.42%	8.77%		(1.70)%
Net assets, end of period (in 000s)	$152	$75		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.54%	4.54	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.42%	1.39	%(e)	1.01	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.65	$9.83		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.60	0.90		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.08)		—
Net asset value, end of period	$10.93	$10.65		$9.83
Total return(c)	5.70%	9.22%		(1.70)%
Net assets, end of period (in 000s)	$10,655	$10,687		$9,783
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.18%	3.92	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.90%	1.69	%(e)	1.42	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.62	$9.82		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.55	0.86		(0.18)
Distributions to shareholders from net investment income	(0.14)	(0.06)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.27)	(0.06)		—
Net asset value, end of period	$10.90	$10.62		$9.82
Total return(c)	5.22%	8.83%		(1.80)%
Net assets, end of period (in 000s)	$11	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.65%	4.40	%(e)	4.32	%(e)
Ratio of net investment income to average net assets	1.40%	1.20	%(e)	0.91	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$10.64	$9.83		$10.00
Net investment income(c)	0.19	0.12		0.02
Net realized and unrealized gain (loss)	0.40	0.76		(0.19)
Total from investment operations	0.59	0.88		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.07)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.07)		—
Net asset value, end of period	$10.91	$10.64		$9.83
Total return(d)	5.59%	9.06%		(1.70)%
Net assets, end of period (in 000s)	$373	$35		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.30%	5.20	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.74%	1.37	%(f)	1.27	%(f)
Portfolio turnover rate(g)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.61	$9.82		$10.00
Net investment income(b)	0.14	0.09		0.01
Net realized and unrealized gain (loss)	0.38	0.76		(0.19)
Total from investment operations	0.52	0.85		(0.18)
Distributions to shareholders from net investment income	(0.12)	(0.06)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.25)	(0.06)		—
Net asset value, end of period	$10.88	$10.61		$9.82
Total return(c)	4.98%	8.67%		(1.80)%
Net assets, end of period (in 000s)	$11	$11		$10
Ratio of net expenses to average net assets(d)	0.94%	0.95	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.80%	4.54	%(e)	4.47	%(e)
Ratio of net investment income to average net assets	1.26%	1.06	%(e)	0.77	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.65	$9.83		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.60	0.90		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.08)		—
Net asset value, end of period	$10.93	$10.65		$9.83
Total return(c)	5.73%	9.22%		(1.70)%
Net assets, end of period (in 000s)	$213	$11		$10
Ratio of net expenses to average net assets(d)	0.28%	0.31	%(e)	0.33	%(e)
Ratio of total expenses to average net assets(d)	2.14%	3.95	%(e)	3.92	%(e)
Ratio of net investment income to average net assets	1.85%	1.69	%(e)	1.43	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio’s distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.22	$9.74		$9.93
Net investment income(a)	0.13	0.08		0.02
Net realized and unrealized gain (loss)	0.54	0.90		(0.21)
Total from investment operations	0.67	0.98		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.18)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.21)	(0.50)		—
Net asset value, end of period	$9.68	$10.22		$9.74
Total return(b)	6.93%	10.47%		(1.91)%
Net assets, end of period (in 000s)	$362	$205		$10
Ratio of net expenses to average net assets(c)	0.70%	0.72	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	0.86%	0.99	%(d)	2.33	%(d)
Ratio of net investment income to average net assets	1.34%	0.99	%(d)	1.01	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.26	$9.75		$9.93
Net investment income(a)	0.18	0.14		0.03
Net realized and unrealized gain (loss)	0.52	0.88		(0.21)
Total from investment operations	0.70	1.02		(0.18)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.24)	(0.51)		—
Net asset value, end of period	$9.72	$10.26		$9.75
Total return(b)	7.29%	10.87%		(1.81)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.31%	0.31	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.49%	0.75	%(d)	1.93	%(d)
Ratio of net investment income to average net assets	1.84%	1.69	%(d)	1.41	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.23	$9.74		$9.93
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.52	0.88		(0.21)
Total from investment operations	0.65	0.98		(0.19)
Distributions to shareholders from net investment income	(0.13)	(0.17)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.20)	(0.49)		—
Net asset value, end of period	$9.68	$10.23		$9.74
Total return(b)	6.71%	10.47%		(1.91)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.81%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	0.99%	1.26	%(d)	2.43	%(d)
Ratio of net investment income to average net assets	1.34%	1.19	%(d)	0.92	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.25	$9.75		$9.93
Net investment income(b)	0.16	0.11		0.02
Net realized and unrealized gain (loss)	0.52	0.90		(0.20)
Total from investment operations	0.68	1.01		(0.18)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.24)	(0.51)		—
Net asset value, end of period	$9.69	$10.25		$9.75
Total return(c)	7.06%	10.71%		(1.81)%
Net assets, end of period (in 000s)	$1,330	$625		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.64%	0.82	%(e)	2.08	%(e)
Ratio of net investment income to average net assets	1.69%	1.30	%(e)	1.27	%(e)
Portfolio turnover rate(f)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.22	$9.74		$9.93
Net investment income(a)	0.12	0.09		0.02
Net realized and unrealized gain (loss)	0.51	0.88		(0.21)
Total from investment operations	0.63	0.97		(0.19)
Distributions to shareholders from net investment income	(0.12)	(0.17)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.19)	(0.49)		—
Net asset value, end of period	$9.66	$10.22		$9.74
Total return(b)	6.59%	10.30%		(1.91)%
Net assets, end of period (in 000s)	$30	$23		$10
Ratio of net expenses to average net assets(c)	0.95%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.14%	1.28	%(d)	2.57	%(d)
Ratio of net investment income to average net assets	1.19%	1.04	%(d)	0.77	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.26	$9.75		$9.97	$9.99	$10.00
Net investment income(a)	0.18	0.14		0.19	0.15	0.03
Net realized and unrealized gain (loss)	0.52	0.88		0.11	0.12	(0.04)
Total from investment operations	0.70	1.02		0.30	0.27	(0.01)
Distributions to shareholders from net investment income	(0.17)	(0.19)		(0.17)	(0.09)	—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		(0.35)	(0.20)	—
Total distributions	(1.24)	(0.51)		(0.52)	(0.29)	—
Net asset value, end of period	$9.72	$10.26		$9.75	$9.97	$9.99
Total return(b)	7.30%	10.88%		3.23%	2.76%	(0.10)%
Net assets, end of period (in 000s)	$74,952	$75,061		$74,224	$79,007	$82,852
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.50%	0.76	%(d)	0.62%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.86%	1.72	%(d)	1.91%	1.49%	1.87	%(d)
Portfolio turnover rate(e)	156%	143%		176%	156%	44%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.85	$9.81		$10.00
Net investment income(b)	0.17	0.10		0.02
Net realized and unrealized gain (loss)	0.63	1.01		(0.21)
Total from investment operations	0.80	1.11		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.31)	(0.07)		—
Net asset value, end of period	$11.34	$10.85		$9.81
Total return(c)	7.54%	11.39%		(1.90)%
Net assets, end of period (in 000s)	$107	$29		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.31%	4.28	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.57%	1.11	%(e)	1.03	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.87	$9.81		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.65	1.00		(0.22)
Total from investment operations	0.86	1.15		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.36)	(0.09)		—
Net asset value, end of period	$11.37	$10.87		$9.81
Total return(c)	8.02%	11.75%		(1.90)%
Net assets, end of period (in 000s)	$11,139	$10,911		$9,765
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.86	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.85%	1.69	%(e)	1.44	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.84	$9.80		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.64	1.01		(0.22)
Total from investment operations	0.79	1.11		(0.20)
Distributions to shareholders from net investment income	(0.13)	(0.07)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.30)	(0.07)		—
Net asset value, end of period	$11.33	$10.84		$9.80
Total return(c)	7.44%	11.36%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.53%	4.34	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.35%	1.20	%(e)	0.94	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$10.86	$9.81		$10.00
Net investment income(c)	0.19	0.08		0.02
Net realized and unrealized gain (loss)	0.64	1.05		(0.21)
Total from investment operations	0.83	1.13		(0.19)
Distributions to shareholders from net investment income	(0.18)	(0.08)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.35)	(0.08)		—
Net asset value, end of period	$11.34	$10.86		$9.81
Total return(d)	7.82%	11.59%		(1.90)%
Net assets, end of period (in 000s)	$890	$152		$10
Ratio of net expenses to average net assets(e)	0.44%	0.45	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.18%	7.23	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.71%	0.89	%(f)	1.29	%(f)
Portfolio turnover rate(g)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.83	$9.80		$10.00
Net investment income(b)	0.13	0.09		0.02
Net realized and unrealized gain (loss)	0.65	1.00		(0.22)
Total from investment operations	0.78	1.09		(0.20)
Distributions to shareholders from net investment income	(0.12)	(0.06)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.29)	(0.06)		—
Net asset value, end of period	$11.32	$10.83		$9.80
Total return(c)	7.29%	11.20%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.96%	0.98	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.69%	4.50	%(e)	4.47	%(e)
Ratio of net investment income to average net assets	1.19%	1.04	%(e)	0.79	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.87	$9.81		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.66	1.01		(0.22)
Total from investment operations	0.86	1.15		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.36)	(0.09)		—
Net asset value, end of period	$11.37	$10.87		$9.81
Total return(c)	8.05%	11.75%		(1.90)%
Net assets, end of period (in 000s)	$330	$35		$10
Ratio of net expenses to average net assets(d)	0.28%	0.30	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.00%	4.22	%(e)	3.93	%(e)
Ratio of net investment income to average net assets	1.77%	1.64	%(e)	1.46	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.09	$9.58		$9.77
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.64	1.03		(0.21)
Total from investment operations	0.77	1.13		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.19)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.37)	(0.62)		—
Net asset value, end of period	$9.49	$10.09		$9.58
Total return(b)	8.23%	12.37%		(1.94)%
Net assets, end of period (in 000s)	$51	$13		$13
Ratio of net expenses to average net assets(c)	0.70%	0.73	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.20%	1.41	%(d)	3.23	%(d)
Ratio of net investment income to average net assets	1.40%	1.27	%(d)	0.98	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.12	$9.58		$9.77
Net investment income(a)	0.17	0.14		0.03
Net realized and unrealized gain (loss)	0.65	1.03		(0.22)
Total from investment operations	0.82	1.17		(0.19)
Distributions to shareholders from net investment income	(0.17)	(0.20)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.40)	(0.63)		—
Net asset value, end of period	$9.54	$10.12		$9.58
Total return(b)	8.71%	12.85%		(1.94)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.73%	0.98	%(d)	2.82	%(d)
Ratio of net investment income to average net assets	1.82%	1.70	%(d)	1.41	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.08	$9.58		$9.77
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.63	1.01		(0.21)
Total from investment operations	0.76	1.11		(0.19)
Distributions to shareholders from net investment income	(0.12)	(0.18)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.35)	(0.61)		—
Net asset value, end of period	$9.49	$10.08		$9.58
Total return(b)	8.13%	12.21%		(1.94)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.81%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	1.24%	1.48	%(d)	3.31	%(d)
Ratio of net investment income to average net assets	1.32%	1.20	%(d)	0.92	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.11	$9.58		$9.77
Net investment income(b)	0.16	0.09		0.02
Net realized and unrealized gain (loss)	0.64	1.06		(0.21)
Total from investment operations	0.80	1.15		(0.19)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.40)	(0.62)		—
Net asset value, end of period	$9.51	$10.11		$9.58
Total return(c)	8.46%	12.68%		(1.94)%
Net assets, end of period (in 000s)	$636	$130		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.89%	0.98	%(e)	2.96	%(e)
Ratio of net investment income to average net assets	1.67%	1.11	%(e)	1.27	%(e)
Portfolio turnover rate(f)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.07	$9.57		$9.77
Net investment income(a)	0.11	0.09		0.01
Net realized and unrealized gain (loss)	0.64	1.02		(0.21)
Total from investment operations	0.75	1.11		(0.20)
Distributions to shareholders from net investment income	(0.12)	(0.18)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.35)	(0.61)		—
Net asset value, end of period	$9.47	$10.07		$9.57
Total return(b)	8.02%	12.16%		(2.05)%
Net assets, end of period (in 000s)	$36	$24		$10
Ratio of net expenses to average net assets(c)	0.95%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.39%	1.42	%(d)	3.46	%(d)
Ratio of net investment income to average net assets	1.16%	1.05	%(d)	0.77	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.12	$9.59		$9.90	$9.98	$10.00
Net investment income(a)	0.18	0.14		0.19	0.15	0.03
Net realized and unrealized gain (loss)	0.64	1.02		0.11	0.13	(0.05)
Total from investment operations	0.82	1.16		0.30	0.28	(0.02)
Distributions to shareholders from net investment income	(0.17)	(0.20)		(0.17)	(0.10)	—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		(0.44)	(0.26)	—
Total distributions	(1.40)	(0.63)		(0.61)	(0.36)	—
Net asset value, end of period	$9.54	$10.12		$9.59	$9.90	$9.98
Total return(b)	8.70%	12.73%		3.33%	2.86%	(0.20)%
Net assets, end of period (in 000s)	$49,418	$48,905		$47,340	$50,029	$58,903
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.72%	0.98	%(d)	0.80%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.84%	1.73	%(d)	1.97%	1.50%	1.84	%(d)
Portfolio turnover rate(e)	143%	142%		174%	160%	46%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.01	$9.80		$10.00
Net investment income(b)	0.16	0.08		0.02
Net realized and unrealized gain (loss)	0.81	1.20		(0.22)
Total from investment operations	0.97	1.28		(0.20)
Distributions to shareholders from net investment income	(0.16)	(0.07)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.38)	(0.07)		—
Net asset value, end of period	$11.60	$11.01		$9.80
Total return(c)	9.02%	13.17%		(2.00)%
Net assets, end of period (in 000s)	$106	$84		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.44%	5.43	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.42%	0.90	%(e)	1.02	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.04	$9.81		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	1.02	1.32		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.41)	(0.09)		—
Net asset value, end of period	$11.65	$11.04		$9.81
Total return(c)	9.40%	13.52%		(1.90)%
Net assets, end of period (in 000s)	$11,472	$11,077		$9,756
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.82	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.83%	1.69	%(e)	1.43	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.00	$9.80		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	0.96	1.27		(0.20)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.36)	(0.07)		—
Net asset value, end of period	$11.60	$11.00		$9.80
Total return(c)	8.83%	13.03%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.53%	4.30	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.33%	1.20	%(e)	0.93	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$11.03	$9.80		$10.00
Net investment income(c)	0.19	0.10		0.02
Net realized and unrealized gain (loss)	0.80	1.21		(0.22)
Total from investment operations	0.99	1.31		(0.20)
Distributions to shareholders from net investment income	(0.18)	(0.08)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.40)	(0.08)		—
Net asset value, end of period	$11.62	$11.03		$9.80
Total return(d)	9.19%	13.48%		(2.00)%
Net assets, end of period (in 000s)	$600	$97		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.18%	6.16	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.69%	1.13	%(f)	1.28	%(f)
Portfolio turnover rate(g)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.99	$9.79		$10.00
Net investment income(b)	0.13	0.09		0.01
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	0.94	1.26		(0.21)
Distributions to shareholders from net investment income	(0.13)	(0.06)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.35)	(0.06)		—
Net asset value, end of period	$11.58	$10.99		$9.79
Total return(c)	8.74%	12.98%		(2.10)%
Net assets, end of period (in 000s)	$41	$29		$10
Ratio of net expenses to average net assets(d)	0.94%	0.95	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.68%	4.63	%(e)	4.48	%(e)
Ratio of net investment income to average net assets	1.17%	1.07	%(e)	0.78	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.04	$9.81		$10.00
Net investment income(b)	0.20	0.15		0.03
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	1.01	1.32		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.41)	(0.09)		—
Net asset value, end of period	$11.64	$11.04		$9.81
Total return(c)	9.34%	13.64%		(2.00)%
Net assets, end of period (in 000s)	$270	$14		$10
Ratio of net expenses to average net assets(d)	0.28%	0.31	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.03%	4.00	%(e)	3.93	%(e)
Ratio of net investment income to average net assets	1.72%	1.68	%(e)	1.45	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.54	$9.80		$10.00
Net investment income(a)	0.14	0.12		0.02
Net realized and unrealized gain (loss)	0.84	1.21		(0.22)
Total from investment operations	0.98	1.33		(0.20)
Distributions to shareholders from net investment income	(0.16)	(0.19)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.83)	(0.59)		—
Net asset value, end of period	$10.69	$10.54		$9.80
Total return(b)	9.66%	14.21%		(2.00)%
Net assets, end of period (in 000s)	$218	$49		$10
Ratio of net expenses to average net assets(c)	0.70%	0.71	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.57%	1.34	%(d)	6.30	%(d)
Ratio of net investment income to average net assets	1.38%	1.38	%(d)	1.04	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.56	$9.80		$10.00
Net investment income(a)	0.19	0.14		0.03
Net realized and unrealized gain (loss)	0.84	1.22		(0.23)
Total from investment operations	1.03	1.36		(0.20)
Distributions to shareholders from net investment income	(0.18)	(0.20)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.85)	(0.60)		—
Net asset value, end of period	$10.74	$10.56		$9.80
Total return(b)	10.10%	14.58%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	1.06%	1.63	%(d)	5.90	%(d)
Ratio of net investment income to average net assets	1.81%	1.71	%(d)	1.44	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.53	$9.79		$10.00
Net investment income(a)	0.14	0.10		0.02
Net realized and unrealized gain (loss)	0.83	1.22		(0.23)
Total from investment operations	0.97	1.32		(0.21)
Distributions to shareholders from net investment income	(0.13)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.80)	(0.58)		—
Net asset value, end of period	$10.70	$10.53		$9.79
Total return(b)	9.53%	14.18%		(2.10)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.80%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	1.56%	2.13	%(d)	6.40	%(d)
Ratio of net investment income to average net assets	1.32%	1.21	%(d)	0.95	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.55	$9.80		$10.00
Net investment income(b)	0.18	0.11		0.02
Net realized and unrealized gain (loss)	0.83	1.24		(0.22)
Total from investment operations	1.01	1.35		(0.20)
Distributions to shareholders from net investment income	(0.17)	(0.20)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.84)	(0.60)		—
Net asset value, end of period	$10.72	$10.55		$9.80
Total return(c)	9.98%	14.42%		(2.00)%
Net assets, end of period (in 000s)	$830	$156		$10
Ratio of net expenses to average net assets(d)	0.45%	0.47	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	1.21%	1.45	%(e)	6.04	%(e)
Ratio of net investment income to average net assets	1.70%	1.31	%(e)	1.30	%(e)
Portfolio turnover rate(f)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.52	$9.79		$10.00
Net investment income(a)	0.12	0.09		0.02
Net realized and unrealized gain (loss)	0.83	1.22		(0.23)
Total from investment operations	0.95	1.31		(0.21)
Distributions to shareholders from net investment income	(0.11)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.78)	(0.58)		—
Net asset value, end of period	$10.69	$10.52		$9.79
Total return(b)	9.38%	14.02%		2.10%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.96%	0.98	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.71%	2.29	%(d)	6.54	%(d)
Ratio of net investment income to average net assets	1.16%	1.05	%(d)	0.80	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.56	$9.80		$9.95	$9.98	$10.00
Net investment income(a)	0.19	0.14		0.20	0.15	0.03
Net realized and unrealized gain (loss)	0.84	1.22		0.11	0.13	(0.05)
Total from investment operations	1.03	1.36		0.31	0.28	(0.02)
Distributions to shareholders from net investment income	(0.18)	(0.20)		(0.16)	(0.10)	—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		(0.30)	(0.21)	—
Total distributions	(0.85)	(0.60)		(0.46)	(0.31)	—
Net asset value, end of period	$10.74	$10.56		$9.80	$9.95	$9.98
Total return(b)	10.11%	14.59%		3.37%	2.87%	(0.20)%
Net assets, end of period (in 000s)	$29,481	$26,154		$21,657	$20,482	$21,266
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	1.06%	1.58	%(d)	1.45%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.82%	1.71	%(d)	2.07%	1.51%	1.72	%(d)
Portfolio turnover rate(e)	155%	139%		191%	204%	52%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.16	$9.79		$10.00
Net investment income(b)	0.16	0.09		0.02
Net realized and unrealized gain (loss)	0.98	1.36		(0.23)
Total from investment operations	1.14	1.45		(0.21)
Distributions to shareholders from net investment income	(0.16)	(0.08)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.44)	(0.08)		—
Net asset value, end of period	$11.86	$11.16		$9.79
Total return(c)	10.37%	14.90%		(2.10)%
Net assets, end of period (in 000s)	$118	$87		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.46%	4.43	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.38%	1.01	%(e)	1.02	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.20	$9.80		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.98	1.34		(0.23)
Total from investment operations	1.19	1.49		(0.20)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.92	$11.20		$9.80
Total return(c)	10.82%	15.32%		(2.00)%
Net assets, end of period (in 000s)	$11,811	$11,242		$9,748
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.78	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.80%	1.70	%(e)	1.43	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.16	$9.79		$10.00
Net investment income(b)	0.15	0.11		0.02
Net realized and unrealized gain (loss)	0.98	1.33		(0.23)
Total from investment operations	1.13	1.44		(0.21)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.42)	(0.07)		—
Net asset value, end of period	$11.87	$11.16		$9.79
Total return(c)	10.27%	14.83%		(2.10)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.79%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.52%	4.26	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.31%	1.20	%(e)	0.92	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$11.19	$9.79		$10.00
Net investment income(c)	0.19	0.07		0.02
Net realized and unrealized gain (loss)	0.98	1.42		(0.23)
Total from investment operations	1.17	1.49		(0.21)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.89	$11.19		$9.79
Total return(d)	10.62%	15.16%		(2.00)%
Net assets, end of period (in 000s)	$509	$101		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.19%	6.85	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.64%	0.77	%(f)	1.28	%(f)
Portfolio turnover rate(g)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.15	$9.79		$10.00
Net investment income(b)	0.12	0.09		0.01
Net realized and unrealized gain (loss)	0.98	1.34		(0.22)
Total from investment operations	1.10	1.43		(0.21)
Distributions to shareholders from net investment income	(0.15)	(0.07)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.43)	(0.07)		—
Net asset value, end of period	$11.82	$11.15		$9.79
Total return(c)	10.09%	14.66%		(2.10)%
Net assets, end of period (in 000s)	$38	$11		$10
Ratio of net expenses to average net assets(d)	0.94%	0.97	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.67%	4.42	%(e)	4.48	%(e)
Ratio of net investment income to average net assets	1.06%	1.05	%(e)	0.77	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.20	$9.80		$10.00
Net investment income(b)	0.20	0.15		0.03
Net realized and unrealized gain (loss)	0.99	1.34		(0.23)
Total from investment operations	1.19	1.49		(0.20)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.92	$11.20		$9.80
Total return(c)	10.85%	15.32%		(2.00)%
Net assets, end of period (in 000s)	$161	$27		$10
Ratio of net expenses to average net assets(d)	0.28%	0.29	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.01%	3.99	%(e)	3.92	%(e)
Ratio of net investment income to average net assets	1.76%	1.68	%(e)	1.45	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.05
Net realized and unrealized gain	0.40
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return(c)	4.50%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.69	%(e)
Ratio of total expenses to average net assets(d)	8.72	%(e)
Ratio of net investment income to average net assets	1.44	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.30	%(e)
Ratio of total expenses to average net assets(d)	8.34	%(e)
Ratio of net investment income to average net assets	1.84	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.05
Net realized and unrealized gain	0.39
Total from investment operations	0.44
Net asset value, end of period	$10.44
Total return(c)	4.40%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.80	%(e)
Ratio of total expenses to average net assets(d)	8.82	%(e)
Ratio of net investment income to average net assets	1.34	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.44	%(e)
Ratio of total expenses to average net assets(d)	8.48	%(e)
Ratio of net investment income to average net assets	1.69	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.04
Net realized and unrealized gain	0.40
Total from investment operations	0.44
Net asset value, end of period	$10.44
Total return(c)	4.40%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.94	%(e)
Ratio of total expenses to average net assets(d)	8.96	%(e)
Ratio of net investment income to average net assets	1.19	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

APPENDIX B

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$5,178
Ratio of net expenses to average net assets(d)	0.28	%(e)
Ratio of total expenses to average net assets(d)	8.33	%(e)
Ratio of net investment income to average net assets	1.86	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

Appendix C

Additional Information About Sales Charge Variations, Waivers and Discounts

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from a Fund or through an Intermediary. Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent an Intermediary notifies the Investment Adviser or Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the Prospectus, such information provided by that Intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Intermediary, shareholders will have to purchase shares directly from a Fund or through another Intermediary to receive these waivers or discounts.

In addition to different sales charge variations, waivers and discounts, Intermediaries may have different share class exchange privileges that vary from those described in the Prospectus. You should contact your Intermediary to understand the exchange privileges available to you.

The information provided below for a particular Intermediary is reproduced based on information provided by that Intermediary. An Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Funds, the Investment Adviser or the Distributor.

MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

⬛

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

⬛	Shares purchased by or through a 529 Plan
⬛	Shares purchased through a Merrill Lynch affiliated investment advisory program
⬛	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
⬛	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
⬛	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
⬛	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
⬛	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
⬛	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus
⬛

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

APPENDIX C

CDSC Waivers on Class A and Class C Shares Available at Merrill Lynch

⬛	Death or disability of the shareholder
⬛	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
⬛	Return of excess contributions from an IRA Account
⬛	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2
⬛	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
⬛	Shares acquired through a right of reinstatement
⬛	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-End Load Discounts Available at Merrill Lynch: Rights of Accumulation & Letters of Intent

⬛

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

⬛	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

AMERIPRISE FINANCIAL

Effective June 30, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Ameriprise Financial

⬛

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

⬛	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
⬛

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

⬛	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
⬛

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

⬛	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
⬛

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

⬛

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

MORGAN STANLEY WEALTH MANAGEMENT

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

⬛

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

⬛	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
⬛	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
⬛	Shares purchased through a Morgan Stanley self-directed brokerage account
⬛

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

⬛

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Goldman Sachs Target Date Portfolios Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the Portfolios’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal period.

Statement of Additional Information

Additional information about the Portfolios and their policies is also available in the Portfolios’ SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of the Prospectus).

The Portfolios’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the SAI at the Portfolios’ website: http://www.gsamfunds.com/mutualfunds.

From time to time, certain announcements and other information regarding the Portfolios may be found at

http://www.gsamfunds.com/announcements-ind for individual investors or

http://www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

	Institutional, Service & Class R6	Class A, Investor & R
⬛ By telephone:	1-800-621-2550	1-800-526-7384
⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306	Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121
⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

Other information about the Portfolios is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

TARGDATEPRO-18	The Portfolios’ investment company registration number is 811-22781. GSAM® is a registered service mark of Goldman Sachs & Co. LLC